As filed with the Securities and Exchange Commission on April 1, 2003

Registration No. 333-102326

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	__
Pre-Effective Amendment No. ___	__
Post-Effective Amendment No. 1	X

(Check appropriate box or boxes)

________________________

Exact Name of Registrant as Specified in Charter:

OLD WESTBURY FUNDS, INC.

Area Code and Telephone Number: (614) 470-8000

Address of Principal Executive Offices, including Zip Code:
3435 Stelzer Road
Columbus, OH 43219

__________________________

Name and Address of Agent for Service:

Steven L. Williamson, Esq.
c/o Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111

With copies to:

Robert M. Kurucza, Esq.
Morrison and Foerster LLP
2000 Pennsylvania Ave., N.W.
Suite 5500
Washington, D.C. 20006

__________________________

It is proposed that this filing will become automatically effective on April 1, 2003 pursuant to Rule 485(b).

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Old Westbury Funds, Inc. (the "Corporation") filed on January 2, 2003 on Form N-14 has been filed by the Corporation pursuant to Rule 485(b) of the Securities Act of 1933, as amended. This filing is being made in order to make non-material changes and provide updated financial statements.

CROSS-REFERENCE SHEET

Items Required by Form N-14

Letter to Shareholders

Notice of Special Meeting

PART A
Item No.	Prospectus Caption
1	Cover Page Cross-Reference Sheet Front Cover Page of Combined Prospectus/Proxy Statement
2	Table of Contents
3	Summary
4	Summary Terms of the Reorganization Board Consideration of the Reorganization Material Federal Income Tax and Federal Income Tax Opinions Existing and Pro Forma Capitalizations
5	Summary Terms of the Reorganization
6	Summary Terms of the Reorganization
7	Information on Voting
8	Not Applicable
9	Not Applicable

PART B
Item No.	Statement of Additional Information Caption
10	Cover Page
11	Table of Contents
12	Incorporation of Documents by Reference in Statement of Additional Information
13	Incorporation of Documents by Reference in Statement of Additional Information
14	Incorporation of Documents by Reference in Statement of Additional Information Pro-Forma Financial Statements and Schedules

PART C Item Nos.
15-17	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement

THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:
(A)

From Post-Effective Amendment Nos. 17 and 18 of Old Westbury Funds, Inc., filed February 21,2003 (SEC File No. 033-66528; 811-07912): the Prospectus and Statement of Additional Information dated February 28, 2003, describing the Old Westbury Capital Opportunity Fund and the Old Westbury Fixed Income Fund;

(B)

From Post-Effective Amendment No. 14 of the Brundage, Story and Rose Investment Trust, filed April 1, 2003 (SEC File No. 33-37123; 811-06185): the Prospectus and Statement of Additional Information dated April 1, 2003, describing the Brundage, Story and Rose Equity Fund and the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund;

(C)

The audited financial statements and related independent auditors' reports for the Old Westbury Capital Opportunity Fund and Old Westbury Fixed Income Fund, contained in the Annual Report for the fiscal year ended October 31, 2002, as filed with the SEC on January 2, 2003; and

(D)

The audited financial statements and related independent auditors' reports for the Brundage, Story and Rose Equity Fund and the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund, contained in the Annual Reports for the fiscal year ended November 30, 2002, as filed with the SEC on February 6, 2003.

NOTICE: PLEASE COMPLETE THE ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE. FOR YOUR CONVENIENCE YOU MAY VOTE BY MAIL.

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
BRUNDAGE, STORY AND ROSE EQUITY FUND
BRUNDAGE, STORY AND ROSE SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
221 EAST FOURTH STREET, SUITE 300
CINCINATTI, OHIO 45202

April 2, 2003

Dear Shareholder:

        As a shareholder of Brundage, Story and Rose Equity Fund or Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund, you are cordially invited to vote on the proposed reorganization of your Fund of Brundage, Story and Rose Investment Trust into a corresponding Fund of the Old Westbury Funds, Inc. We refer to the Brundage, Story and Rose Investment Trust Funds as BSR Funds or the Acquired Funds. We refer to the two Funds of the Old Westbury Funds, Inc. as the Old Westbury Funds or OW Funds or the Acquiring Funds. Votes on each proposal will be cast at a Special Meeting of Shareholders of each BSR Fund to be held on May 12, 2003. THE BOARD OF TRUSTEES OF THE BRUNDAGE, STORY AND ROSE INVESTMENT TRUST (THE "BSR BOARD") HAS UNANIMOUSLY APPROVED EACH REORGANIZATION AND BELIEVES THAT IT IS IN THE BEST INTERESTS OF THE APPLICABLE BSR FUND AND ITS SHAREHOLDERS AND RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSALS. In doing so, the Trustees recommend that the shareholders of the Acquired Funds carefully review "Questions Frequently Asked," which is found on the cover of the enclosed materials, the Introduction on page 1, the Summary on pages 2-10 and the section entitled "Board Consideration of the Reorganizations" on pages 11-14. While the Trustees are recommending approval of the reorganizations, the sections cited above contain relevant information on investment objectives and policies, expenses, returns and risks that reflect differences between the Acquiring and Acquired Funds. Shareholders should consider such information carefully in reaching their decision.

        The proposed reorganizations arise out of management's review of the BSR Funds to determine whether the Funds are economically viable, and to evaluate whether combining Funds with similar investment objectives, strategies or portfolio securities would better serve shareholders. In each reorganization, the Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund. Acquired Fund shareholders will receive shares of the corresponding Acquiring Fund equal in value to the Acquired Fund shares in an exchange which is expected to be tax-free to shareholders for federal income tax purposes. Acquired Fund shareholders will not incur sales loads or similar transaction charges as a result of a reorganization. The following table lists the Acquired Funds and the corresponding Acquiring Funds that are part of the proposed reorganizations.

ACQUIRED FUNDS	ACQUIRING FUNDS
Brundage, Story and Rose Equity Fund	Old Westbury Capital Opportunity Fund
Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund	Old Westbury Fixed Income Fund

Some of the potential benefits of the proposed reorganizations are:

The combined Funds will have potentially greater investment opportunities and market presence.

The combined Funds should have enhanced viability due to a larger asset base. A larger asset base also may lead to lower expense ratios and operating efficiencies due to potential economies of scale.

The Acquiring Funds have better comparative performance and yield than the respective Acquired Funds over most measurement periods and, in management's view, better performance opportunities going forward.

        Bessemer Investment Management LLC, the investment adviser to the Acquiring Funds, has agreed to pay all expenses of the reorganizations, including the costs of soliciting proxies, so fund shareholders will not bear these costs.

        Please read the enclosed proxy materials and consider the information provided. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. Whether or not you expect to attend the meeting, we encourage you to complete, sign, date and mail your proxy ballot promptly. No postage is necessary if you mail it in the accompanying envelope in the United States. If you attend the meeting, you may revoke your proxy ballot and vote your shares in person. If your Fund does not receive your vote after several weeks, you may receive a telephone call from Integrated Fund Services, Inc., our administrator, requesting your vote. If you have any questions about the proxy materials, or the proposed Fund reorganizations, please call Integrated Fund Services, Inc. at 1-800-320-2212.

        Please vote now to help save the cost of additional solicitations. Thank you for participating in this important process.

Very truly yours,

/s/ Timothy J. Morris

      President

BRUNDAGE, STORY AND ROSE EQUITY FUND
BRUNDAGE, STORY AND ROSE SHORT/INTERMEDIATE TERM FIXED-INCOME FUND

Brundage, Story and Rose Investment Trust
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON MAY 12, 2003

        Notice is hereby given that a special shareholder meeting of each of Brundage, Story and Rose Equity Fund and Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund, each a series of Brundage, Story and Rose Investment Trust ("BSR Trust"), and each referred to as an Acquired Fund, will be held on May 12, 2003 at 10:00 a.m., Eastern Standard Time at the offices of Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, OH 45202, and any adjournments thereof, to consider and act upon the following matters:
1.

To approve an Agreement and Plan of Reorganization (the "Agreement"). Under this Agreement, Brundage, Story and Rose Equity Fund and Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund will each transfer all of its assets and liabilities to the Old Westbury Capital Opportunity Fund and Old Westbury Fixed Income Fund, respectively, each a series of Old Westbury Funds, Inc., and each referred to as an Acquiring Fund, in exchange for shares of the corresponding Acquiring Fund, which will be distributed pro rata to the shareholders of the Acquired Fund. Upon completion of the transactions contemplated by the Agreement, the Acquired Funds will be liquidated and terminated, and BSR Trust will be terminated as an Ohio business trust and registered investment company.

2.	To transact any other business that properly comes before the meeting or any adjournment thereof.

        Shareholders of record as of the close of business on March 17, 2003 are entitled to notice of and to vote at the meeting or any adjournment thereof. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy ballot.

By Order of the Board of Trustees,

/s/ Tina D. Hosking

Secretary

April 2, 2003

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE. TO ASSURE YOUR REPRESENTATION AT THE MEETING, PLEASE VOTE BY SIGNING AND DATING THE ENCLOSED PROXY BALLOT AND RETURNING IT IN THE ENCLOSED ENVELOPE. PLEASE VOTE NOW TO SAVE THE COST OF ADDITIONAL SOLICITATIONS.

QUESTIONS FREQUENTLY ASKED

Q: Why am I receiving this Proxy/Prospectus?

A: As a shareholder of Brundage, Story and Rose Equity Fund ("BSR Equity Fund") or Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund ("BSR Fixed Income Fund"), you are being asked to consider and vote on one proposal - the proposed reorganization of the BSR Equity Fund into the Old Westbury Capital Opportunity Fund ("OW Capital Opportunity Fund") and/or the BSR Fixed Income Fund into the Old Westbury Fixed Income Fund ("OW Fixed Income Fund"). The Old Westbury Funds are advised by Bessemer Investment Management LLC, which is owned by Bessemer Trust Company, N.A., the same company that owns Brundage, Story and Rose, LLC, the adviser to the BSR Funds.

Q: How will this affect my account?

A: The reorganization will not affect the value of your account. While the fee levels are slightly higher in the Old Westbury Funds, the performance of the Old Westbury Funds for most measurement periods is better than that of the Brundage, Story and Rose Funds. See the comparison chart on page 2 in the Summary and the Fee Tables on pages A-1 and A-3 for information on fees, and the comparison chart on page 7 in the Summary for information on the performance of the Funds. Please note that the Acquiring Funds are currently subject to Rule 12b-1 fees of 0.25%.

Q: How does the investment objective of each Old Westbury Fund differ from the respective Brundage, Story and Rose Fund?

A: The investment objective and the principal investment strategies and policies of the BSR Equity Fund/OW Capital Opportunity Fund and the BSR Fixed Income Fund/OW Fixed Income Fund are similar. However, there are some differences. Please see pages 2 - 5 in the Summary for more information. Likewise the corresponding risks involved with investing in the respective Funds are also similar but not exactly the same. Please see the discussion on pages 6 - 7 in the Summary.

Q: Are there any U.S. federal income tax consequences of the Reorganization?

A: The reorganization of each Fund is expected to be a tax-free transaction for federal income tax purposes.

Q: How does the Board of Trustees suggest that I vote?

A: After careful consideration, the Board of Trustees unanimously recommends that you vote "FOR" the proposed reorganization.

Q: How do I vote my shares?

A: You may vote by mail or in person at the Special Meeting to be held on May 12, 2003.

COMBINED PROXY STATEMENT/PROSPECTUS
April 2, 2003

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
BRUNDAGE, STORY AND ROSE EQUITY FUND
BRUNDAGE, STORY AND ROSE SHORT/INTERMEDIATE TERM FIXED-INCOME FUND
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202
1-800-320-2212

OLD WESTBURY FUNDS, INC.
OLD WESTBURY CAPITAL OPPORTUNITY FUND
OLD WESTBURY FIXED INCOME FUND
3435 Stelzer Road
Columbus, OH 43219

        This combined proxy statement and prospectus contains the information that shareholders of the Acquired Funds, as defined below, should know before voting on the proposals before them relating to the reorganizations described below, and should be retained for future reference. The Brundage, Story and Rose Equity Fund and the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund, each a series of Brundage, Story and Rose Investment Trust ("BSR Trust"), and each is referred to as a BSR Fund or an Acquired Fund. The Old Westbury Capital Opportunity Fund and Old Westbury Fixed Income Fund each are referred to as the "Old Westbury Funds" or the "OW Funds" or the "Acquiring Funds." This document is both the proxy statement of the two Acquired Funds listed below and a prospectus for the two Acquiring Funds, and we refer to this document as the Proxy/Prospectus.

ACQUIRED FUNDS	ACQUIRING FUNDS
Brundage, Story and Rose Equity Fund ("BSR Equity Fund")	Old Westbury Capital Opportunity Fund ("OW Capital Opportunity Fund")
Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund ("BSR Fixed Income Fund")	Old Westbury Fixed Income Fund ("OW Fixed Income Fund")

HOW WILL THE REORGANIZATIONS WORK?

        The reorganization of each Acquired Fund, which we refer to as a Reorganization, will involve three steps:

the transfer of all assets and liabilities of the Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the net value of the assets transferred, and the assumption by the Acquiring Fund of the liabilities of the respective Acquired Funds;

the pro rata distribution of the shares of the Acquiring Fund to the shareholders of record of the respective Acquired Fund as of the effective time of the Reorganization in full redemption of all shares of the Acquired Fund; and

the liquidation and subsequent termination of the Acquired Fund.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

        As a result of a Reorganization, shareholders of each Acquired Fund will hold shares of the corresponding Acquiring Fund. The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the Acquired Fund that you held immediately before the Reorganization. If the shareholders of one of the Acquired Funds do not approve the applicable Reorganization, that Acquired Fund will continue its operations and the BSR Fund's Board of Trustees will consider other possible courses of action which may be in the best interests of the shareholders of that Fund.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Additional information about the Funds and the Reorganizations is available in the:

Prospectus for the Acquired Funds dated April 1, 2003 and Prospectus for the Acquiring Funds dated February 28, 2003;

Annual and Semi-Annual Reports to shareholders of the Acquired Funds and of the Acquiring Funds;

Statements of Additional Information, or SAIs, for the Acquired Funds dated April 1, 2003 and for the Acquiring Funds dated February 28, 2003; and

Statement of Additional Information dated April 2, 2003, which relates to this Proxy/Prospectus and the Reorganizations.

        These documents are on file with the Securities and Exchange Commission ("SEC").

        The effective prospectuses and SAIs of the Acquired Funds and the Acquiring Funds, and Management's Discussion of Fund Performance included in the Acquired Funds' and the Acquiring Funds' most recent Annual Reports, are incorporated by reference in, and are legally deemed to be part of, this Proxy/Prospectus. The SAI to this Proxy/Prospectus dated April 2, 2003 also is incorporated by reference in, and is legally deemed to be part of, this document. There also is an Agreement and Plan of Reorganization (the "Agreement") between BSR Trust on behalf of the Acquired Funds and Old Westbury Funds, Inc. on behalf of the Acquiring Funds that describes the technical details of how the Reorganizations will be accomplished. The Agreement has been filed with the SEC and is available by any of the methods described below.

A prospectus for the Acquiring Fund(s) whose shares you would own after the applicable Reorganization accompanies this Proxy/Prospectus. Each Acquired Fund is advised by Brundage, Story and Rose, LLC ("BSR") and each Acquiring Fund is advised by Bessemer Investment Management LLC ("BIM"). The prospectus and the most recent annual report to shareholders of the Acquired Funds, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders.

Management's Discussion of Fund Performance for each of the Acquiring Funds contained in the most recent Annual Report is included in Exhibit D to this Proxy/Prospectus.

Copies of all of these documents are available upon request without charge by writing to or calling:

BISYS Fund Services Limited Partnership
P.O. Box 180267
Columbus, Ohio 43218-2067
1-800-607-2200

You also may view or obtain these documents from the SEC:

In Person:	At the SEC's Public Reference Room in Washington, D.C.

By Phone:	1-202-942-8090 (for information on operation of the Public Reference Room)

By Mail:	Public Reference Section Securities and Exchange Commission 450 5th Street, N.W. Washington, DC 20549-0102 (duplicating fee required)

By Email:	publicinfo at sec.gov (duplicating fee required)

By Internet:	www.sec.gov (Old Westbury Funds, Inc.) (Brundage, Story and Rose Investment Trust)

OTHER IMPORTANT THINGS TO NOTE:

*	An investment in the Old Westbury Funds is not a deposit in Bessemer Trust Company, N.A. ("Bessemer") or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

*	You may lose money by investing in the Funds.

TABLE OF CONTENTS

Page

Introduction

Proposal: Approval Of Reorganizations Of The Acquired Funds

Reasons For The Reorganizations

Summary

Comparison Of Current Fees And Pro Forma Fees

Comparison Of Investment Objectives, Principal Investment Strategies And Policies

Risk Considerations

Performance

Comparison Of Shareholder Services And Procedures

Comparison Of Investment Advisers And Investment Advisory Fees

Other Principal Service Providers

Business Structure

Agreement And Plan Of Reorganization

Board Consideration Of The Reorganizations

Material U.S. Federal Income Tax Consequences And Federal Income Tax Opinion

Fees And Expenses Of The Reorganizations

Information On Voting

Existing And Pro Forma Capitalization

Outstanding Shares

Interest Of Certain Persons In The Transactions

Financial Statements And Experts

Additional Information

Exhibit A Fee Tables

Exhibit B Comparison Of Fundamental Investment Policies

Exhibit C Comparison Of Investment Objectives And Strategies

Exhibit D Management's Discussion Of Fund Performance For Each Of The
Old Westbury Funds

INTRODUCTION

        The Board of BSR Funds called this special shareholder meeting to allow shareholders of each Acquired Fund to consider and vote on one proposal --  the proposed reorganization of each Acquired Fund into a corresponding Acquiring Fund - each of w0hich we refer to as a Reorganization.

PROPOSAL: APPROVAL OF REORGANIZATIONS OF THE ACQUIRED FUNDS

        At its regularly scheduled meeting, on October 15, 2002, the BSR Board was informed about the proposed Reorganizations by management. Management provided comparative information about the Acquired Funds and the Acquiring Funds. The BSR Board requested additional information about the Reorganizations to be presented at a special meeting of the BSR Board. On December 19, 2002, the BSR Board unanimously approved the Reorganizations, subject to approval by shareholders of each Acquired Fund. In the Reorganizations, each Acquired Fund will transfer its assets to its corresponding Acquiring Fund, which will assume the liabilities of the Acquired Fund. Upon the transfer of assets, shares of that Acquiring Fund will be distributed pro rata to shareholders of that Acquired Fund. Any shares you own of a Acquired Fund at the time of the applicable Reorganization will be cancelled and you will receive shares of the corresponding Acquiring Fund having a value equal to the value of your shares of the Acquired Fund. Each Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, each Reorganization is expected to occur on or about June 6, 2003.

Reasons for the Reorganizations

        The Reorganizations are part of an overall plan to strengthen the mutual funds advised by Bessemer-related entities by identifying Funds that may not be economically viable and those Funds with similar investment objectives, strategies or portfolio securities that could be combined, with a view towards reducing certain costs and improving potential shareholder returns. The BSR Board, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), concluded that participation in the respective Reorganization is in the best interests of the applicable Acquired Fund and its shareholders. In reaching that conclusion, the Trustees considered, among other things:
1.	The enhanced viability of the combined Funds due to larger asset size and potential economies of scale.

2.	The performance of the Acquiring Funds as compared to that of the Acquired Funds.

3.	The net and gross operating expense ratios of the Acquiring Funds as compared to those of their corresponding Acquired Funds.

4.	The tax-free nature of the Reorganizations for federal income tax purposes.

5.	The other indirect tax consequences of the Reorganizations.

6.	The compatibility of the investment objectives and principal investment strategies of the Acquiring Funds with those of the Acquired Funds.

7.	The undertaking by BIM to pay all expenses connected with each Reorganization so that the Acquired and Acquiring Funds and their shareholders will not bear these expenses.

        The BSR Board, including the Independent Trustees, also concluded that the economic interests of the shareholders of each Acquired Fund would not be diluted as a result of the respective Reorganization since the number of Acquiring Fund shares to be issued to Acquired Fund shareholders will be calculated based on the respective net asset value of the Funds. Accordingly, the BSR Trustees have approved the Agreement and submitted it for the approval of each Acquired Fund's shareholders. The Directors of OW Funds have also approved the Agreement on behalf of each Acquiring Fund. For a more complete discussion of the factors considered by BSR Funds' Board in approving the Reorganizations, see pages 11 - 14.

SUMMARY

        The following summary highlights differences between each Acquired Fund and its corresponding Acquiring Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganizations. For more complete information, please read this entire document and the enclosed prospectus for the Acquiring Funds. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy/Prospectus and the statement of additional information relating to this document, in each Fund's prospectus and statement of additional information, and in the Agreement.

Comparison of Current Fees and Pro Forma Fees

        The following chart shows current expense ratios for each Acquired Fund and Acquiring Fund, both before (gross) and after (net) expense waivers and reimbursements. It also shows the Acquiring Fund's pro forma expense ratios, which show the anticipated effects, if any, of the Reorganizations on both gross and net operating expense ratios.

ACQUIRED FUND	GROSS OPERATING EXPENSE/RATIO/NET OPERATING EXPENSE RATIO	ACQUIRING FUND	GROSS OPERATING EXPENSE RATIO/NET OPERATING EXPENSE	PROFORMA GROSS OPERATING EXPENSE RATIO/NET OPERATING EXPENSE RATIO
BSR EQUITY FUND	1.31%/1.15%	OW CAPITAL OPPORTUNITY FUND	1.18%/1.18%	OW CAPITAL OPPORUNITY FUND 1.19%/1.19%
BSR FIXED INCOME FUND	1.18%/0.65%	OW FIXED INCOME FUND	1.13%/1.05%	OW FIXED INCOME FUND 1.07%/1.05%

        The BSR Funds have slightly lower gross operating expense ratios than the Acquiring Funds, in part, because they have adopted a dormant distribution fee of 0.25%, but currently charge 12b-1 fees of only 0.03% for the BSR Equity Fund, and 0.0% for the BSR Fixed Income Fund. The BSR Funds have lower net operating expense ratios than the corresponding OW Funds because BSR, as investment adviser to each BSR Fund, voluntarily waived certain fees (0.16% for the BSR Equity Fund and 0.50% for the BSR Fixed Income Fund plus a reimbursement of the operating expenses of 0.03% for the BSR Fixed Income Fund) in the fiscal year ended November 30, 2002. BIM, the investment adviser to the OW Funds, did not waive any fees for the OW Capital Opportunity Fund, but voluntarily waived 0.08% of fees for the OW Fixed Income Fund in the fiscal year ended October 31, 2002. Voluntary fee waivers by service providers, however, may be eliminated at any time. See Exhibit A for a more detailed breakdown of the specific fees charged to each Acquiring Fund and Acquired Fund, and more information about expenses.

Comparison of Investment Objectives, Principal Investment Strategies and Policies

        Each Acquired Fund and its corresponding Acquiring Fund pursue similar investment objectives and hold similar securities. However, as noted in the table below, there are certain differences between the investment objective(s), principal strategies and other investment policies of the BSR Funds and the Old Westbury Funds. The following chart compares the investment objectives and principal investment strategies of the BSR Funds and the Old Westbury Funds, and describes the key differences between the Funds. Because of the similarity of the policies, each proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) and policies of the Acquiring Funds. See "Material Federal Income Tax Consequences and Federal Income Tax Opinions" on pages 14 - 16.

        The Acquired Funds have investment objectives that are classified as non-fundamental, which means that the BSR Board can change them without shareholder approval, whereas the investment objectives of the Acquiring Funds are classified as "fundamental," which means that the Old Westbury Funds' Board of Directors may not change them without shareholder approval. Thus, shareholders will have greater voting rights over any proposed changes to the investment objective(s) of their Fund as shareholders of the Acquiring Funds than they currently have as shareholders of the Acquired Funds. The Acquired Funds and Acquiring Funds have some common or similar "fundamental" investment policies, which can be changed only with shareholder approval, however, the Acquired Funds have more "fundamental" investment policies than the Acquiring Funds. Generally, the Acquiring Funds have "fundamental" investment policies that are slightly less restrictive than the Acquired Funds, however, there are some exceptions. A chart detailing the fundamental investment policies of the Acquired Funds and Acquiring Funds is attached at Exhibit B.

        The following charts compare the investment objective(s) and principal investment strategies of each Acquired Fund and the corresponding Acquiring Fund, and describe the key differences between the Funds. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found at Exhibit C. You also can find additional information about a specific Fund's investment objective(s), principal investment strategies and investment policies in its prospectus and SAI.

FUND NAMES	OBJECTIVES	PRINCIPAL STRAGEGIES	KEY DIFFERENCES
BSR Equity Fund	Seeks to provide protection and enhancement of capital, current income and growth of income.

Invests primarily in a diversified portfolio of common stocks and securities convertible into common stock. Under normal circumstances, invests at least 80% of net assets (plus investment borrowings) in common stocks. Is a "growth" fund that may invest in stocks of all market capitalizations. Invests in both securities that are currently paying dividends and securities with growth or future income potential. The Fund may concentrate up to 25% of its assets in a particular industry or sector.

Both Funds have similar investment objectives in that they both seek capital appreciation, although the BSR Equity Fund also seeks protection of capital as well as current income and growth of income.

The BSR Equity Fund is required to invest at least 80% of its net assets in common stocks, whereas the OW Capital Opportunity Fund is not required to invest a minimum percentage of its assets in any type of security.

The Funds' secondary selection criteria differ. Both Funds may select securities based on the growth potential of a security; however, the BSR Equity Fund may use income generation and/or potential as an alternative selection criterion, whereas the OW Capital Opportunity Fund may use relative valuation as an alternative selection criteria.

Both Funds are diversified but the BSR Equity Fund further limits its investments in a single issuer to 5% or less of its total assets. With respect to 25% of its assets, the OW Capital Opportunity Fund may invest more than 5% in a single issuer.

OW Capital Opportunity Fund	Seeks capital appreciation.

Invests in a diversified portfolio of large, medium and, to a lesser extent, small companies which are traded on a recognized U.S. or Canadian stock exchange. Invests in securities of companies that have either greater growth potential and/or an attractive valuation relative to the industry sector or broader market. The Fund may concentrate up to 25% of its total assets in an industry or a related group of industries. The Fund's adviser uses "growth at a reasonable price" style of investing.

FUND NAMES	OBJECTIVES	PRINCIPAL STRATEGIES	KEY DIFFERENCES
BSR Fixed Income Fund	Seeks to provide higher and more stable level of income than a money market fund but with more volatility.

Under normal circumstances, invests at least 80% of its net assets (plus investment borrowings) in fixed-income securities. Invests in a diversified portfolio of intermediate-term and short-term fixed income securities, consisting primarily of U.S. Government obligations, corporate debt obligations, mortgage-backed and asset-backed securities and U.S. dollar-denominated fixed income securities of foreign issuers, foreign branches of U.S. banks, U.S. branches of foreign banks, and money market instruments. Intends normally to maintain at least 90% of its total assets in fixed income securities and at least 35% of its total assets in U.S. government obligations. Under normal market conditions, the Fund maintains a dollar-weighted average maturity of between 2 and 5 years. The Fund invests in securities which are rated in the 4 highest grades assigned by Moody's or Standard & Poor's or unrated securities that the Adviser determines to be of comparable quality, and will not invest more than 15% of its net assets in securities rated Baa or BBB.

Both Funds seek income; however, the BSR Fixed Income Fund seeks stable income with a volatility level between that of a money market fund and another intermediate or long-term fixed income fund, whereas the OW Fixed Income Fund also seeks capital appreciation.

The OW Fixed Income Fund is not subject to any specific requirements regarding average maturity, whereas the BSR Fixed Income Fund maintains a dollar weighted average maturity of 2-5 years, and emphasizes short and intermediate term fixed income securities.

As of October 31, 2002, the dollar-weighted average maturity (adjusted for puts) of the OW Fixed Income Fund was 7 years, as compared to 3.84 years for the BSR Fixed Income Fund.

OW Fixed Income Fund	Seeks total return (consisting of current income and capital appreciation).

Invests in a diversified portfolio of investment-grade bonds and notes. Under normal circumstances, the Fund invests at least 80% of its net assets (plus investment borrowings) in fixed income securities, including corporate, asset-backed, mortgage-backed and U.S. Government securities. The Fund does not have any average maturity requirements. Rather, the Adviser manages the Fund's total return by lengthening or shortening the average maturity of the Fund's securities depending on whether the Adviser anticipates market interest rates to rise or fall.

Risk Considerations

        Because of the similarities in investment objectives and policies, the Acquired Funds and the Acquiring Funds are subject to similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole, and compares the principal risks associated with the Acquired Fund and its corresponding Acquiring Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular Acquired Fund or Acquiring Fund.

        Equity Securities. Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Funds that invest in smaller companies are subject to additional risks, including less liquidity and greater price volatility.

        Debt Securities. Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio investments, including U.S. Government or municipal obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

        Foreign Securities. A Fund's investments in foreign issuers and foreign companies also are subject to special risks associated with international investing, including currency, economic, political, regulatory and diplomatic risk. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, substantial withholding and other taxes, trade settlement, custodial and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. Investments may be less liquid and more volatile than securities of U.S. companies.

BSR Equity Fund/OW Capital Opportunity Fund

        Both Funds invest in similar securities and have similar risks. The principal risks of investing in the BSR Equity Fund and the OW Capital Opportunity Fund are the risks associated with equity securities, as described above. Because the BSR Equity Fund must invest at least 80% of its net assets in common stock, and the OW Capital Opportunity Fund is not required to do so, the BSR Equity Fund will be subject to more equity risk to the extent that the OW Capital Opportunity Fund invests a lower percentage of its assets in equity securities. In addition, because the BSR Equity Fund selects securities, in part, based on their dividend income, it may be more sensitive to interest rate changes than the OW Capital Opportunity Fund, which selects securities based on their growth potential and/or relative valuation. Overall, however, growth securities tend to be more volatile than those selected for their income potential. Both Funds may invest in foreign securities and small capitalization companies, which are subject to additional risks, including currency risk (for foreign securities) and increased volatility (for both types of investments). However, the OW Capital Opportunity Fund limits investment in foreign securities to Canadian issuers which generally have a lower risk than investments in many other foreign issuers. While both Funds may invest in foreign issuers, the BSR Equity Fund traditionally has invested in large cap U.S. companies and the OW Capital Opportunity Fund traditionally has invested in medium and large cap U.S. companies. As of December 31, 2002, the average market capitalization of the BSR Equity Fund was $51.0 billion, as compared with $30.9 billion for the OW Capital Opportunity Fund. Finally, both Funds are diversified funds, which generally means that with respect to 75% of their total assets, they may not invest more than 5% of their total assets in any single issuer, but with respect to 25% of their total assets, they are not restricted from concentrating in a specific issuer. The BSR Equity Fund imposes the 5% limit on all of its assets, whereas the OW Capital Opportunity Fund does not impose a similar limit on the remaining 25% of its total assets. Because the OW Capital Opportunity Fund may invest more than 5% of its total assets (up to 25%) in a single issuer, it may be subject to increased risk because of the impact that any one issuer could have on its portfolio. Currently, the OW Capital Opportunity Fund does not hold concentrated positions.

BSR Fixed Income Fund/OW Fixed Income Fund

        Both Funds invest in similar securities and have similar risks. The principal risks of investing in the BSR Fixed Income Fund and the OW Fixed Income Fund are the risks associated with debt securities, as described above. Both Funds are subject to interest rate risk and credit risk. In addition, to the extent that both Funds invest in mortgage-backed securities, they will be subject to both the risk that the underlying loans are not paid when anticipated or are paid off early. The BSR Fixed Income Fund must maintain a dollar-weighted average maturity of between 2 and 5 years, whereas the OW Fixed Income Fund may lengthen or shorten the maturity of its portfolio depending on market conditions. While the OW Fixed Income Fund can invest in debt securities with longer maturities and could be subject to more interest rate risk, the portfolio manager has greater flexibility to invest in debt securities with varying maturities depending on the market conditions. As of October 31, 2002, the dollar-weighted average maturity of the OW Fixed Income Fund was 7 years and that of BSR Fixed Income Fund was 3.84 years. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has higher potential return.

Performance

        The following table shows the average annual total returns of the shares (except as otherwise indicated) of the Acquired Funds and Acquiring Funds for 1, 3, 5 and 10 years, as applicable. The table also shows, if relevant, the current yield for the Acquired Funds and the Acquiring Funds. For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Acquiring Funds' prospectuses accompanying this proxy statement/prospectus or your Acquired Fund prospectus. Of course, past performance does not predict future results. All returns reflect the effect of fee waivers. Without these fee waivers, the average annual total returns for the Funds would have been lower. There are no sales charges on these Funds.

AVERAGE ANNUAL TOTAL RETURN As of October 31, 2002	1 YEAR	3 YEARS	5 YEARS	10 YEARS	SINCE INCEPTION	YIELD1
BSR Equity Fund (Inception: 12/3/1990)	(8.62)	(6.28)	2.93	8.96	9.45	N/A
OW Capital Opportunity Fund (Inception: 2/28/97)	(6.76)	4.37	1.68	N/A	4.52	N/A
BSR Fixed Income Fund (Inception: 12/3/1990)	5.08	7.72	6.41	6.42	7.01	3.15
OW Fixed Income Fund (Inception: 3/12/98)	5.86	8.55	N/A	N/A	6.85	3.51

_______________________

1 Yield shown for the BSR Fixed Income Fund and OW Fixed Income Fund represents the current yield.

Comparison of Shareholder Services and Procedures

        The Acquired Funds and Acquiring Funds have similar shareholder services and procedures.

        Currently, neither the Acquired Funds nor the Acquiring Funds charge a sales load on purchases of Fund shares. Also, the Reorganizations will not trigger any sales charges for shareholders.

        BSR Funds and Old Westbury Funds have adopted distribution plans for their respective Funds. BSR Equity Fund currently charges a distribution fee of 0.02%, and the BSR Fixed Income Fund currently charges no distribution fee. However, both BSR Funds may incur distribution fees in an amount up to 0.25% of their average net assets. OW Capital Opportunity Fund and OW Fixed Income Fund both charge a distribution fee of 0.25%.

        The Acquired Funds and Acquiring Funds have generally similar purchase and redemption procedures except for the fact that the Acquiring Funds generally mail redemption proceeds the following business day, whereas the Acquired Funds generally mail redemption proceeds within three business days after receipt of the redemption request. The Acquired Funds and the Acquiring Funds generally permit exchanges between shares of their respective Funds. The Acquiring Funds also permit exchanges between the other funds in Old Westbury Funds, Inc. For the Acquired Funds, shareholders also have the option of exchanging their shares of the BSR Funds for shares of either the Short Term Government Income Fund (a money market fund of Touchstone Investment Trust) or the Tax-Free Money Fund (a money market fund of Touchstone Tax-Free Trust). This exchange option will not be available after the Reorganizations. For both the Acquired Funds and the Acquiring Funds, an exchange of fund shares generally is taxable for federal income tax purposes. The Acquired Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your Acquired Fund holdings, it will not be automatically carried over to the Acquiring Fund. The Acquired Funds also allow automatic investment from an investor's bank account of $50 or more for either an initial investment or subsequent investments. If you have an automatic investment from your bank account in effect, this option will not be available for the purchase of Acquiring Fund shares. Each Fund's minimum initial investment is $1,000, but the Acquiring Funds require $100 for subsequent investments, while the Acquired Funds have no minimum amount for subsequent investments. In addition, there are different conditions for when a signature must be guaranteed and when telephone redemption is available, and BSR Fixed Income Fund allows redemption by check. Finally, the Acquired Funds require involuntary redemption if the minimum account value is less than $1,000, while the Acquiring Funds do not have such a requirement.

        Both the Acquired Funds and the Acquiring Funds distribute capital gains, if any, to shareholders at least annually. The chart below summarizes when distributions of net investment income are declared and paid for the Acquired and the Acquiring Funds.

NAME OF FUND	FREQUENCY DECLARED	FREQUENCY PAID
BSR Equity Fund	Quarterly	Quarterly
OW Capital Opportunity Fund	Annually	Annually
BSR Fixed Income Fund	Daily	Monthly
OW Fixed Income Fund	Semi-annually	Semi-annually

        The Acquired Funds' prospectus and SAI and the Acquiring Funds' prospectus and SAI contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisers and Investment Advisory Fees

        BSR serves as the investment adviser to each of the Acquired Funds. BSR is responsible for developing the investment policies and guidelines for each of the Acquired Funds, and is responsible for the day-to-day portfolio management of the Acquired Funds. BSR is a wholly-owned subsidiary of Bessemer Trust Company, N.A. ("Bessemer") and has advised both individual and institutional clients since 1932. Mr. Malcolm Clarke, Jr. is the portfolio manager for the BSR Equity Fund. Mr. Clarke joined BSR in 1969 and is currently a Managing Director of BSR. He has managed taxable and institutional equity and balanced portfolios since 1971. Mr. Harold S. Woolley, CFA is the portfolio manager of the BSR Fixed Income Fund. Mr. Woolley has been employed by Bessemer in various capacities since 1985 and also is currently a Managing Director of BSR.

        BIM serves as the investment adviser to each of the Acquiring Funds. BIM is also a wholly-owned subsidiary of Bessemer. BIM is responsible for developing the investment policies and guidelines for each of the Acquiring Funds. BIM assumed investment advisory responsibilities for the Acquiring Funds in May 2001. Prior to this time, Bessemer, a wholly-owned subsidiary of The Bessemer Group, Incorporated ("BGI"), served as the investment adviser to all of the Old Westbury Funds. BIM, an indirect wholly-owned subsidiary of BGI, was created to assume the advisory and research responsibilities from Bessemer. To accomplish this purpose, the advisory and research activities and personnel of Bessemer were spun-off to BIM. BIM, through the former personnel of Bessemer, has substantial experience managing mutual funds. As one of the oldest "family offices" in the United States, BGI directly as well as indirectly through its various subsidiaries, has provided investment expertise in managing diversified portfolios of U.S. and non-U.S. securities and comprehensive financial and fiduciary services to a select group of high net worth individuals and multigenerational family groups since 1907. As of October 31, 2002, BIM and its affiliates provided advisory services for over $30 billion in assets. Ms. Yun Jae Chung is the portfolio manager of the OW Capital Opportunity Fund. Ms. Chung joined Bessemer in 1995 and is a Managing Director of Bessemer. Mr. Woolley is the portfolio manager of the OW Fixed Income Fund. As stated above, Mr. Woolley has been employed by Bessemer in various capacities since 1985 and is currently a Managing Director of Bessemer.

        BIM, on behalf of the OW Capital Opportunity Fund, has been engaged in negotiations with Glynn Capital Management LLC ("Glynn Capital") to potentially have Glynn Capital assist BIM, as a sub-adviser, with respect to the management of a portion of the OW Capital Opportunity Fund. These negotiations have progressed to a point that an agreement in principle has been reached, whereby Glynn Capital would serve as a sub-adviser to the OW Capital Opportunity Fund, subject to the finalization of a definitive sub-advisory agreement, as well as the approval of the Board of Trustees and, depending on the specific terms of the definitive sub-advisory agreement and the requirements of the 1940 Act, the approval of the shareholders of the OW Capital Opportunity Fund.

        Glynn Capital has expertise in managing small and mid cap and growth portfolios for individuals and private investment funds and currently serves as the sub-adviser to the Bessemer Sand Hill Investors Fund II, which is advised by BIM and which has a long-term capital appreciation investment objective. Bessemer currently owns a 24.9% limited participation interest in Glynn Capital. Bessemer's interest in Glynn Capital is not expected to increase even though Bessemer has an option to increase that interest in accordance with the terms of an agreement between Bessemer and Glynn Capital.

        Assuming that a definitive sub-advisory agreement is reached with Glynn Capital, a proxy seeking approval of the sub-advisory agreement will be sent to all shareholders of the OW Capital Opportunity Fund then eligible to vote on the matter to the extent that such shareholder approval is required under the 1940 Act. Any shareholder vote on the sub-advisory agreement with Glynn Capital will not occur until after the closing of the Reorganization to ensure that all shareholders interested in the matter will have an opportunity to vote on the approval of the sub-advisory agreement.
THE FOLLOWING CHART HIGHLIGHTS THE ANNUAL RATE OF INVESTMENT ADVISORY FEES PAID BY EACH ACQUIRED FUND AND ACQUIRING FUND AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. FUND	ADVISORY FEE (CONTRACTUAL)
BSR Equity Fund	0.65%
OW Capital Opportunity Fund	$0 - $100 million 0.70% $100 - $200 million 0.65% > $200 million 0.60%
BSR Fixed Income Fund	0.50%
OW Fixed Income Fund	$0 - $100 million 0.45% $100 - $200 million 0.40% > $200 million 0.35%

Other Principal Service Providers

        The following is a list of principal service providers for the Acquired Funds and the Acquiring Funds:

SERVICE PROVIDER	BSR FUNDS	OLD WESTBURY FUNDS
Investment Adviser	Brundage, Story and Rose, LLC 630 Fifth Avenue New York, NY 10111	Bessemer Investment Management LLC 630 Fifth Avenue New York, NY 10111
Distributor	IFS Distributors, Inc. 221 East Fourth Street Suite 300 Cincinnati, OH 45202	BISYS Fund Services Limited Partnership 3435 Stelzer Road Columbus, OH 43219
Administrator	Integrated Fund Services, Inc.	BISYS Fund Services Ohio, Inc.
Custodian	Fifth Third Bank	Bessemer Trust Company
Fund Accountant	Integrated Fund Services, Inc.	BISYS Fund Services Ohio, Inc.
Transfer Agent and Dividend Disbursing Agent	Integrated Fund Services, Inc.	BISYS Fund Services Ohio, Inc.
Independent Auditors	Ernst & Young LLP	Deloitte & Touche LLP

Business Structure

        The Acquired Funds are organized as series of BSR Trust, an Ohio business trust whose operations are governed by its Agreement and Declaration of Trust, its By-laws, a Board of Trustees, and applicable Ohio and federal law. The Acquiring Funds are organized as series of OW Funds, a Maryland corporation whose operations are governed by its Articles of Incorporation, its By-laws, a Board of Directors, and applicable Maryland and federal law. Each of the Acquired Funds and the Acquiring Funds is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. The composition of the Board of Trustees of the Acquired Funds is different from the Board of Directors of the Acquiring Funds. See the respective SAIs of the Acquired Funds and the Acquiring Funds for more information on their respective governing boards.

        Shareholder rights of both the Acquired Funds and the Acquiring Funds are described in their respective organizational documents. The shareholder rights of both Funds are similar, with the Acquiring Funds' shareholders having somewhat greater voting power. For example, under the Acquired Funds' Agreement and Declaration of Trust, the Trustees are permitted to sell, convey and transfer the assets of the Trust to another trust, partnership or other entity without shareholder approval unless such approval is required by the 1940 Act. Conversely, under the Acquiring Funds' Articles of Incorporation and By-laws, shareholder approval is required for any form of liquidation or reorganization of a particular series of the corporation. On the other hand, both Funds' governing documents permit the Trustees/Directors to make certain changes to the governing documents without shareholder approval. Accordingly, the Acquired Funds shareholders' voting rights will be slightly greater under the Acquiring Funds' Articles of Incorporation and By-laws, and applicable Maryland law.

Agreement and Plan of Reorganization

        The Agreement, copies of which are available upon request as indicated on page 2, provides that at the effective time of the Reorganizations, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding Acquired Fund in exchange for shares of the corresponding Acquiring Fund.

        Each Acquiring Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Acquired Fund by the net asset value of one share of the Acquiring Fund. The Agreement provides the time for and method of determining the net value of the Acquired Funds' assets and the net asset value of a share of the Acquiring Funds. These computations will take place as of the Valuation Time. To determine the valuation of the assets transferred by each Acquired Fund and the number of shares of each Acquiring Fund to be transferred, the parties will use the standard valuation methods used by the Acquiring Funds in determining daily net asset values. The valuation will be done immediately prior to the closing of each Reorganization, which is expected to occur on or about June 6, 2003.

        Each Acquired Fund will distribute the Acquiring Fund shares it receives in the applicable Reorganization pro rata to its shareholders of record as of the effective time. Shareholders of record of each Acquired Fund will be credited with shares of the corresponding Acquiring Fund having a value equal to the Acquired Fund shares that the shareholders hold of record at the effective time of the Reorganization. The Acquiring Fund shares will have no preemptive or conversion rights and no share certificates will be issued. At that time, the Acquired Fund will redeem and cancel its outstanding shares and BSR Trust will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganizations.

        A majority of the BSR Funds' Board or the Old Westbury Funds' Board of Directors may terminate the Reorganization plan on behalf of an Acquired or Acquiring Fund under certain circumstances. Consummation of the Reorganizations is subject to numerous conditions set forth in the Agreement, including approval by each Acquired Fund's shareholders, accuracy of various representations and warranties, and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Material U.S. Federal Income Tax Consequences and Federal Tax Opinion" below. Another condition is that prior to the Valuation Time each Acquired Fund make or declare distributions to its shareholders generally to the extent of its previously undistributed investment company taxable income and net capital gains realized prior to the closing of the Reorganizations.

        If the shareholders of an Acquired Fund do not approve the applicable Reorganization, the BSR Board will consider other possible courses of action which may be in the best interests of shareholders.

Board Consideration of the Reorganizations

        The Reorganizations are part of an overall plan to strengthen the mutual funds advised by Bessemer-related entities by identifying Funds that may not be economically viable and those Funds with similar investment objectives, strategies or portfolio securities that could be combined, with a view towards reducing certain costs and improving potential shareholder returns.

        The BSR Board initially discussed the proposed Reorganizations at its regular quarterly meeting held on October 15, 2002. BIM provided materials on the proposed Reorganizations to the BSR Board. Those materials included information on the investment objectives and the strategies of the Acquiring Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Acquired Fund shareholders from the respective Reorganization. The Board discussed the Reorganizations and requested additional information before it voted on the Reorganizations. The Board further considered the Reorganizations at a special in-person meeting held on December 19, 2002. BIM provided updated comparative information on the Funds, as well as drafts of the Agreement and this Proxy/Prospectus. After considering and discussing the information provided by the management of the Trust, the BSR Board, including all the Independent Trustees, approved the Agreement and determined that the Reorganization of each Acquired Fund into the corresponding Acquiring Fund was in the best interests of that Acquired Fund and its shareholders. The BSR Board further determined that the interests of existing shareholders of each Fund would not be diluted as a result of the applicable Reorganization because shareholders would receive shares of the Acquiring Fund equal in value to the shares they held in the Acquired Fund. Consequently, the BSR Board unanimously recommended that Acquired Fund shareholders vote to approve the applicable Reorganization.

        Before approving the Agreement, the BSR Board reviewed various factors about the Funds and the proposed Reorganizations, including the following:

ENHANCED VIABILITY

        As of October 31, 2002, the BSR Equity Fund had net assets of $29,918,299 and the OW Capital Opportunity Fund had net assets of $501,467,028. The BSR Fixed Income Fund had net assets of $31,633,210 and the OW Fixed Income Fund had net assets of $54,212,365 as of October 31, 2002. The combined Funds are expected to be more viable because of the increase in asset size of the combined funds and additional channels of distribution based on the classification of each style as a core investment style by BIM and other Bessemer affiliates, as compared with the net redemptions or flat asset growth of the Acquired Funds. The relatively small size of the BSR Equity Fund, with no reasonable expectation of significant asset growth, will likely impair its ability to achieve maximum operating efficiency.

PORTFOLIO MANAGEMENT

        The Reorganizations also should permit the combined Funds to diversify more broadly and take advantage of the greater purchasing power that is derived from more assets. Also, the Acquiring Funds have greater flexibility to invest in a wider variety of instruments depending on market conditions. For example, the OW Capital Opportunity Fund is not required to invest at least 80% of its net assets in common stocks. Accordingly, the OW Capital Opportunity Fund has more flexibility to invest in varying proportions of common stocks and other securities depending on market conditions, and has exercised that discretion to decrease its stock ownership below 80% in response to recent market conditions thereby improving the Fund's short- and intermediate-term total return. While the BSR Fixed Income Fund and the OW Fixed Income Fund have similar investment policies, the Adviser will have greater purchasing power with the combined assets of the two Funds, and greater flexibility to vary the maturity of instruments purchased and held by the OW Fixed Income Fund depending on market conditions. Other potential portfolio management benefits from a larger asset base include reduced trading costs, greater purchasing power and more efficient cash management.

STREAMLINED PRODUCT LINE

        The Reorganizations are intended to streamline affiliated Funds in the Bessemer family by combining Funds with common or similar investment objectives, strategies or portfolio securities and enable BIM to eliminate duplicative costs and to maximize shareholder interest. The elimination of duplicative costs and the spreading of certain costs across a larger asset base also may lead to reductions in net operating expense ratios and possible operational efficiencies based on economies of scale, and may improve potential shareholder returns for the combined funds.

COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

        Each Acquired Fund and corresponding Acquiring Fund have compatible investment objectives and principal investment strategies as discussed in the section entitled Comparison of Investment Objectives, Principal Investment Strategies and Policies on page 2.

COMPARATIVE PERFORMANCE

        Each Acquiring Fund has comparable or better performance over most measurement periods than the corresponding Acquired Fund. Although the BSR Equity Fund has better performance since inception and has a higher Morningstar rating, the BSR Board took into consideration the fact that the OW Capital Opportunity Fund has only been in operation for five years and has better total return figures for the one year, three year and year-to-date periods, which returns reflect the current portfolio manager's tenure managing the Fund. Similarly, although the BSR Fixed Income Fund has better since inception performance, the OW Fixed Income Fund, which has been in operation for four years, has better performance for the one year, three year and year-to-date periods, and a better yield.

NET OPERATING EXPENSES OF THE FUNDS

        The Board also considered the relative net and gross operating expense ratios for each Acquired Fund and corresponding Acquiring Fund. Although each Acquiring Fund has higher gross and net operating expense ratios than its corresponding Acquired Fund, the Board also considered that the net operating expense ratios of each Acquired Fund were maintained by voluntary fee waivers and by BSR Funds' election to charge only a small portion, or none, of the permissible 12b-1 fees. The higher fees associated with each Acquiring Fund are expected to be outweighed by each Fund's greater investment flexibility, as demonstrated by its better total return over recent measurement periods.

TAX-FREE CONVERSION OF THE ACQUIRED FUND SHARES

        The Board also considered the tax-free conversion of the Acquired Fund shares. If you were to redeem your investment in the Acquired Funds and invest the proceeds in another Fund or other investment product, you generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. In this regard, you may wish to consult your own tax adviser or financial planner. By contrast, it is intended in a Reorganization that you will not recognize a taxable gain or loss on the transfer of your investment to the corresponding Acquiring Fund, that you will have the same aggregate basis in your Acquiring Fund shares as you had in your Acquired Fund shares for U.S. federal income tax purposes and assuming that you hold your Acquired Fund shares as a capital asset, that you also will have the same holding period for your Acquiring Fund shares as you had for your Acquired Fund shares for such purposes. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for U.S. federal income tax purposes.

EXPENSES OF THE REORGANIZATION

        Whether or not each Reorganization is consummated, BIM has agreed to pay all of the expenses of each Reorganization, so the Acquired Funds and Acquiring Funds and their shareholders will not bear any of these costs.

OTHER CONSIDERATIONS

the terms and conditions of each Reorganization;

the fact that each Reorganization would not result in the dilution of Acquired Fund shareholders' interests;

the fact that each Acquiring Fund will assume the liabilities of the respective Acquired Fund in connection with the applicable Reorganization;

the relative tax situations of the Acquired Funds and Acquiring Funds, including realized and unrealized gains and losses;

the investment experience, expertise and resources of BIM; and

alternatives available to shareholders of the Acquired Funds, including the ability to redeem their shares.

        The Board also considered certain factors specific to each Fund in concluding that the proposed Reorganizations are in the best interests of each Acquired Fund and its shareholders. Some of the specific key factors that the Board considered for each reorganization are detailed below.

BSR Equity Fund/OW Capital Opportunity Fund

        In approving this reorganization, the Board considered the small size of the BSR Equity Fund (approximately $30 million as compared to $500 million for the OW Capital Opportunity Fund), its net redemptions for the past two reporting periods, and the fact that the OW Capital Opportunity Fund had better performance over most measurement periods than the BSR Equity Fund. The Board also considered the fact that the Acquired and Acquiring Funds have similar investment objectives and securities, and that the two Funds have similar net operating expense ratios.

BSR Fixed Income Fund/OW Fixed Income Fund

        In approving this Reorganization, the Board considered the smaller size of the BSR Fixed Income Fund (approximately $32 million), its net redemptions for the past two reporting periods and the OW Fixed Income Fund's better performance over most of the measurement periods as compared with the Acquired Fund. The Board also noted that the Acquiring Fund's yield was better than that of the Acquired Fund. The Board also considered the fact that both Funds had similar gross operating expense ratios. Although the Board noted that the net operating expense ratio of the OW Fixed Income Fund is 0.40% higher than the BSR Fixed Income Fund because of substantial voluntary fee waivers by BSR, it concluded that this factor was outweighed by the portfolio manager's greater flexibility to invest in a wider range of fixed-income securities as reflected in the better intermediate- and short-term performance of the OW Fixed Income Fund even after giving effect to the higher net operating expense ratio.

        During their consideration of each Reorganization, the BSR Board met with their counsel regarding the legal issues involved.

        Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that economics of scale or other benefits will be realized, the BSR Board concluded that the applicable Reorganization would be in the best interests of each Acquired Fund and its shareholders.

        The Directors of OW Funds also approved each Reorganization on behalf of the respective Acquiring Fund.

Material U.S. Federal Income Tax Consequences and Federal Income Tax Opinion

        The following discussion summarizes the material U.S. federal income tax consequences of a Reorganization that are applicable to you as an Acquired Fund shareholder. It is based on the Internal Revenue Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Acquired Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Acquired Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Acquired Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

        Neither BSR Funds nor Old Westbury Funds has requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to that discussed below and such positions could be sustained. You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganization to you, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

        The obligation of BSR Funds and Old Westbury Funds to consummate each Reorganization is conditioned upon their receipt of an opinion of Morrison and Foerster LLP substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization with respect to each Acquiring Fund and its corresponding Acquired Fund will be treated as a "reorganization" under Section 368(a) of the Internal Revenue Code and that each such Acquiring Fund and corresponding Acquired Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Internal Revenue Code, with respect to the Reorganization. Provided that the Reorganization so qualifies and each Acquiring Fund and its corresponding Acquired Fund are so treated, for U.S. federal income tax purposes, generally:

Neither an Acquiring Fund or Acquired Fund will recognize any gain or loss as a result of the Reorganization.

An Acquired Fund shareholder will not recognize any gain or loss as a result of the receipt of Acquiring Fund shares in exchange for such shareholder's Acquired Fund shares pursuant to the Reorganization.

An Acquired Fund shareholder's aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Acquired Fund shares held immediately before the Reorganization.

An Acquired Fund shareholder's holding period for Acquiring Fund shares received pursuant to the Reorganization will include the period during which the shareholder held Acquired Fund shares.

        The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the BSR Funds and the Old Westbury Funds, including representations in a certificate to be delivered by the management of each of the BSR Funds and the Old Westbury Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion. The Old Westbury Funds' certificate will include a representation to the effect that each Acquiring Fund will retain at least 34% of the corresponding Acquired Fund assets and generally not dispose of these retained assets for a specified period of time determined by the historic turnover ratios of the Acquired Fund. This limitation may cause a portfolio security of an Acquired Fund to be retained for a much longer period of time as a result of the Reorganization, and, as a consequence, could detrimentally impact the performance of the corresponding Acquiring Fund.

        An Acquiring Fund's ability to use any capital loss carryforwards and, potentially, any unrealized capital losses, once realized in the hands of the Acquiring Fund, of the corresponding Acquired Fund will be subject to an annual limitation, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward. The limitation generally equals the product of the net asset value of the Acquired Fund at the time of the Reorganization and the "long-term tax-exempt rate," published by the Internal Revenue Service, in effect at such time. Because capital loss carryforwards generally expire eight taxable years following realization (including the short taxable year resulting from the Reorganization), this limitation also may cause some or all of the Acquired Fund's losses to be unusable or increase the amount of such losses that would otherwise be unusable. As of the date of this Proxy/Prospectus, each Acquired Fund has sufficiently small capital loss carryforwards and unrealized capital losses that it does not appear that this limitation would materially affect an Acquiring Fund's use of such losses. However, since the actual limitation cannot be determined until the time of the Reorganization, no assurance can be given to this effect. Although Acquired Fund shareholders will benefit from any capital loss carryforwards and unrealized capital losses of the corresponding Acquiring Fund, the Acquired Fund's losses that remain available to the corresponding Acquiring Fund will inure to the benefit to both the Acquired Fund and Acquiring Fund shareholders.

        Since its formation, each of the Acquiring Funds and Acquired Funds believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Acquiring Funds and Acquired Funds believes that it has been, and expects to continue to be, relieved of federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders. Prior to the Reorganization, each Acquired Fund generally is required to make or declare one or more distributions of its previously undistributed net investment income and realized capital gains, including capital gains on securities disposed of in connection with the Reorganization. An Acquired Fund shareholder must include any such distributions in such shareholder's taxable income.

Fees and Expenses of the Reorganizations

        All fees and expenses, including accounting expenses, legal expenses, proxy solicitation expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of each Reorganization will be paid by BIM, whether or not a Reorganization is consummated.

Information on Voting

        This proxy statement/prospectus is being provided to shareholders in connection with a solicitation of proxies by the BSR Board to be used at a special meeting of shareholders of the Acquired Funds, which we refer to as the Meeting. The Meeting will be held at the offices of Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, OH 45202, on May 12, 2003 at 10:00 a.m. (Eastern Standard Time) and any adjournments thereof. This proxy statement/prospectus, along with a Notice of Meeting and a proxy ballot, is first being mailed to shareholders of each Acquired Fund on or about April 2, 2003.

        You may vote by completing and signing the enclosed proxy ballot and mail it to us in the enclosed prepaid return envelope (if mailed in the United States).

        You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a later dated proxy or a written notice of revocation to the Secretary of BSR Trust at the address set forth on the cover of this proxy statement/prospectus. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted by the proxies named therein as specified in the proxy, or, if no specification is made, FOR the proposal.

        Only shareholders of record as of the close of business on March 17, 2003 are entitled to receive notice of and to vote at the Meeting or any adjournment thereof. Each share held as of the close of business on March 17, 2003 is entitled to one vote, and fractional shares are entitled to proportionate shares of one vote. For each Acquired Fund, the presence in person or by proxy of a majority of the outstanding shares of each Fund entitled to vote is required to constitute a quorum at the Meeting for the transaction of all business, except voting for adjournment. In the absence of a quorum, any lesser number may adjourn the Meeting until a quorum is present. If sufficient votes to approve a Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. The persons named as proxies will vote upon such adjournment after consideration of which may bear upon a decision to adjourn the Meeting. Approval of a Reorganization by the applicable Acquired Fund requires the lesser of (1) 67% or more of the voting shares of the Acquired Fund present at the meeting, provided that holders of more than 50% of such Fund's outstanding shares are present or represented by proxy, or (2) more that 50% of the Acquired Fund's outstanding voting securities.

        The election inspectors will count your vote at the Meeting if cast by proxy or in person and not revoked. The election inspectors will count:

votes cast FOR approval of the proposal to determine whether sufficient affirmative votes have been cast;

abstentions but not broker non-votes of shares, (which are not considered entitled to vote) to determine whether a quorum is present at the Meeting. Abstentions will have the effect of being counted as votes against the Agreement, while broker non-votes are not counted to determine whether the Agreement has been approved.

        Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

        The BSR Board knows of no matters other than those described in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board's intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

        In addition to the solicitation of proxies by mail or expedited delivery service, BIM and BSR, and their employees and agents and their affiliates, who will not be paid for their soliciting activities, may solicit proxies by telephone. BIM and BSR will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The Acquired and Acquiring Funds and their shareholders will not pay any of the costs associated with the preparation of this proxy statement or the solicitation of proxies.

        A shareholder of an Acquired Fund who objects to the proposed Reorganization will not be entitled under either Ohio law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If a Reorganization is consummated, shareholders will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their then-current net asset value. Shares of an Acquired Fund may be redeemed at any time prior to the consummation of the respective Reorganization. Shareholders of an Acquired Fund may wish to consult their tax advisors as to any different consequences of redeeming Fund shares prior to the applicable Reorganization or exchanging such shares in the Reorganization.

        The Acquired Funds do not presently hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act. If a Reorganization is not approved by shareholders of an Acquired Fund, any shareholder proposal for a shareholder meeting must be presented to the Secretary of BSR Trust at the address set forth on the cover of this proxy/prospectus within a reasonable time before proxy materials for the next meeting are sent to shareholders. Because the BSR Trust does not hold regular shareholder meetings, no anticipated date of the next meeting can be provided.

        The votes of the shareholders of the Acquiring Funds are not being solicited and are not required to carry out the Reorganizations.

Existing and Pro Forma Capitalization

        The following table sets forth as of the date specified in the chart below, (i) the capitalization of the Acquired Funds as of October 31, 2002, (ii) the capitalization of the Acquiring Funds as of October 31, 2002, and (iii) the pro forma capitalization of the Acquiring Funds as of October 31, 2002, adjusted to give effect to the proposed acquisitions of assets at net asset value.

CAPITALIZATION OF BSR EQUITY FUND/OW CAPITAL OPPORTUNITY FUND AND OW CAPTIAL OPPORTUNITY FUND PRO FORMA	TOTAL NET ASSETS	SHARES OUTSTANDING	NET ASSET VALUE PER SHARE
BSR Equity Fund	$ 29,918,299	2,006,242	$ 14.91
OW Capital Opportunity Fund	$ 501,467,028	39,860,494	$ 12.58
Pro Forma OW Capital Opportunity Fund (as of 10/31/02)	$ 531,385,327	42,238,737	$ 12.58

CAPITALIZATION OF BSR EQUITY FUND/OW CAPITAL OPPORTUNITY FUND AND OW CAPTIAL OPPORTUNITY FUND PRO FORMA	TOTAL NET ASSETS	SHARES OUTSTANDING	NET ASSET VALUE PER SHARE

BSR Fixed Income Fund	$ 31,633,210	2,863,316	$ 11.05
OW Fixed Income Fund	$ 54,212,365	4,864,821	$ 11.14
Pro Forma OW Fixed Income Fund (as of 10/31/02)	$ 85,845,575	7,704,427	$ 11.14

        The table set forth above should not be relied upon to reflect the number of shares to be received in each Reorganization; the actual number of shares to be received will depend upon the NAV and number of shares outstanding of each Fund at the time of the Reorganization.

Outstanding Shares

        As of March 17, 2003 each Acquired Fund and its corresponding Acquiring Fund had the following numbers of common shares outstanding:

ACQUIRED FUNDS	NUMBER OF SHARES OUTSTANDING	ACQUIRING FUND	NUMBER OF SHARES OUTSTANDING
BSR Equity Fund	1,778,576.304	OW Capital Opportunity Fund	41,892,418
BSR Fixed Income Fund	2,531,332.904	OW Fixed Income Fund	5,155,035

Interest of Certain Persons in the Transactions

To the knowledge of the Acquired Funds and the Acquiring Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any Acquired or Acquiring Fund:

As of December 31, 2002

FUND	NAME AND ADDRESS	TYPE OF OWNERSHIP	NUMBER OF SHARES	% OF FUND SHARES BEFORE REORGANIZATION	% OF FUND SHARES AFTER REORGANIZATION
BSR Equity Fund	Charles G. Watson 566 Weed Street New Canaan, CT 06840-6127	Beneficial	160,486.34	8.10%	0.45%
	Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	Record	257,888.18	13.02%	0.72%
	Weatherspoon Family Limited Partnership Tax Account P.O. Box 6149 Charlotte, NC 28207	Beneficial	122,524.96	6.81%	0.34%
OW Capital Opportunity Fund	Naidot and Co. 100 Woodbridge Center Dr. Woodbridge, NJ 07095	Record	37,778,553.558	95.222%	90.18%
BSR Fixed Income Fund	Agreement of Trust dated June 12, 1990 JM Fam Enterprises, Inc. 100 NW 12th Avenue Deerfield Beach, FL 33442	Beneficial	161,480.41	6.05%	2.13%
	Charles Schwab and Co. Inc. 101 Montgomery Street San Francisco, CA 94104	Record	402,769.09	15.09%	5.32%
	Malcolm D. Clarke 843 Taylors Lane Mamaroneck, NY 10543-4251	Beneficial	140,960.50	5.28%	1.86%
	Naidot and Co. 100 Woodbridge Center Drive Woodbridge, NJ 07095	Record	321,449.71	12.04%	4.24%
OW Fixed Income Fund	Naidot and Co. 100 Woodbridge Center Dr. Woodbridge, NJ 07095	Record	4,110,811.950	83.257%	53.77%
	Maril Co. fbo 6K C.O. Marshall Ilsley Trust Co. P.O. Box 2977 Milwaukee, WI 53202	Record	793,637.985	16.074%	10.38%

        To the knowledge of the Acquired Funds and the Acquiring Funds, the following are the only control persons who owned of record or beneficially, more than 25% of the outstanding shares of any Acquired Fund or Acquiring Fund:

As of December 31, 2002
FUND	NAME AND ADDRESS	TYPE OF OWNERSHIP	% OF FUND SHARES OWNED
BSR Equity Fund	N/A
BSR Fixed Income Fund	N/A
OW Capital Opportunity Fund	Naidot and Co. 100 Woodbridge Center Dr. Woodbridge, NJ 07095	Record	95.222%
OW Fixed Income Fund	Naidot and Co. 100 Woodbridge Center Dr. Woodbridge, NJ 07095	Record	83.257%
	Maril Co. fbo 6K C.O. Marshall Ilsley Trust Co. P.O. Box 2977 Milwaukee, WI 53202	Record	16.074%

        As of December 31, 2002, the Trustees and officers of BSR Funds as a group owned less than 1% of each Acquired Fund. As of December 31, 2002, the officers and Directors of Old Westbury Funds as a group owned less than 1% of each Acquiring Fund.

Financial Statements and Experts

        The Annual Report of BSR Trust relating to BSR Equity Fund and BSR Fixed Income Fund for the year ended as of November 30, 2002, and the financial statement and financial highlights for the year then ended, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Ernst and Young, LLP independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

        The Annual Report of OW Capital Opportunity Fund and OW Fixed Income Fund for the fiscal year ended as of October 31, 2002 and the financial statements and financial highlights for the periods indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Deloitte and Touche LLP, independent auditors, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.

Additional Information

        BSR Equity Fund, BSR Fixed Income Fund, OW Capital Opportunity Fund and OW Fixed Income Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.

EXHIBIT A - FEE TABLES

        These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. Each Fund offers one class of shares. You will not pay any front-end or deferred sales charge in connection with a Reorganization. The table entitled "OW Fund Pro Forma" shows you what any sales charges will be and what the expenses are estimated to be assuming the applicable Reorganization takes place.

	BSR EQUITY FUND	OW CAPITAL OPPORTUNITY FUND	OW CAPITAL OPPORTUNITY FUND PRO FORMA
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the redemption amount or initial investment)	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets).*
Management fee	0.65%	0.63%	0.63%
Distribution (Rule 12b-1) fee	0.03%1	0.25%	0.25%
Other expenses	0.63%	0.30%	0.29%
Total Annual Fund Operating Expenses (Gross)	1.31%2	1.18%3	1.19%

_______________

1 The BSR Equity Fund may incur distribution fees in an amount up to 0.25% of its average net assets.

2 BSR, the investment adviser, voluntarily waived 0.16% of its management fee for the fiscal year ended November 30, 2002. After this voluntary waiver of management fees, which can be terminated at any time, the net operating expense ratio of the BSR Equity Fund was 1.15% for the fiscal year ended November 30, 2002.

3 The OW Capital Opportunity Fund does not waive fees and operates at its gross operating expense ratio.

* Based on expenses for the Acquired Fund's fiscal year ended November 30, 2002, expenses for the Acquiring Fund's fiscal year ended October 31, 2002, and with respect to the OW Fund pro forma, based on what the estimated combined expenses of the OW Fund would be if the merger occurred on October 31, 2002.

Example of Expenses:

        You would pay the following expenses (net of waivers) on a $10,000 investment over one-, three-, five- and ten- year periods, assuming that the Fund has a 5% average annual return, that you reinvest all your dividends and distributions, and that Fund operating expenses remain the same as set forth in the table above, whether or not you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

	BSR EQUITY FUND	OW CAPITAL OPPORTUNITY FUND	OW CAPITAL OPPORTUNITY FUND PRO FORMA
One Year	$ 117	$ 120	$ 121
Three Years	$ 365	$ 375	$ 378
Five Years	$ 633	$ 649	$ 654
Ten Years	$ 1,398	$ 1,432	$ 1,443

EXHIBIT A - FEE TABLES

	BSR FIXED INCOME FUND	OW FIXED INCOME FUND	OW FIXED INCOME FUND PRO FORMA
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the redemption amount or initial investment).	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)*
Management fee	0.50%	0.45%	0.45%
Distribution (Rule 12b-1) fee	0.00%1	0.25%	0.25%
Other expenses	0.68%	0.43%1	0.37%1
Total Annual Fund Operating Expenses (Gross)	1.18%2	1.13%3	1.07%4

___________________

1 The BSR Fixed Income Fund may incur distribution fees in an amount up to 0.25% of its average net assets.

2 BSR, the investment adviser, voluntarily waived 0.50% of its management fee, plus a reimbursement of other operating expenses of 0.03%, in the fiscal year ended November 30, 2002. After this voluntary waiver of management fees and reimbursement of operating expenses, which can be terminated at any time, the net operating expense ratio of the BSR Fixed Income Fund was 0.65% for the fiscal year ended November 30, 2002.

3 BIM, the investment adviser to the OW Fixed Income Fund, waived 0.08% of its management fees in the fiscal year ended October 31, 2002. After this voluntary waiver, which can be terminated at any time, the net operating expense ratio of the OW Fixed Income Fund was 1.05% for the fiscal year ended October 31, 2002.

4 BIM would waive 0.02% of its management fee to maintain an expense ratio of 1.05%

* Based on expenses for the Acquired Fund's fiscal year ended November 30, 2002, expenses for the Acquiring Fund's fiscal year ended October 31, 2002, and with respect to the OW Fund pro forma, based on what the estimated combined expenses of the OW Fund would be if the merger occurred on October 31, 2002.

Example of Expenses:

        You would pay the following expenses (net of waivers) on a $10,000 investment assuming that the Fund has a 5% average annual return, that you reinvest all your dividends and distributions, and that Fund operating expenses remain the same as set forth in the table above, and that, over one-, three-, five- and ten-year periods, you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

	BSR FIXED INCOME FUND	OW FIXED INCOME FUND	OW FIXED INCOME FUND PRO FORMA
One Year	$ 66	$ 107	$ 107
Three Years	$ 208	$ 334	$ 334
Five Years	$ 362	$ 579	$ 579
Ten Years	$ 810	$ 1,283	$ 1,283

EXHIBIT B -- COMPARISON OF FUNDAMENTAL INVESTMENT POLICIES

        The table below compares the fundamental investment policies of the BSR Funds to those of the Old Westbury Funds. As discussed in the Combined Proxy Statement/Prospectus, a fundamental policy is a policy that may not be changed without shareholder approval, whereas a non-fundamental policy may be changed by the Board of Trustees of a Fund alone.

Investment Policies of the BSR Funds	Investment Policies of the OW Funds
The limitations applicable to each Fund are:	The Funds may not:
  BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets.
  MARGIN PURCHASES. The Fund will not purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions). The deposit of funds in connection with transactions in options, futures contracts, and options on such contracts will not be considered a purchase on "margin."

(1) Purchase securities on margin or borrow money, except (a) for banks for extraordinary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of a Fund less its liabilities (not including the amount borrowed) at the time of the borrowing, and further provided that 300% asset coverage is maintained at all times, and except that a deposit or payment by such Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

(3) PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

(2) Mortgage, pledge or hypothecate any assets except that a Fund may pledge not more than one-third of its total assets to secure borrowings made in accordance with paragraph 1 above. Initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

(4) SHORT SALES. The Fund will not make short sales of securities other than short sales "against the box."	None
(5) COMMODITIES. The Fund will not purchase or sell commodities or commodities futures except that the Fund may purchase or sell financial futures contracts and related options.	(3) Purchase or acquire commodities, commodity contracts or futures, except the Funds may enter into financial futures contracts.
(6) MINERAL LEASES. The Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.	(See (5) below)

(7) UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

(4) Act as an underwriter of securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security.

(8) ILLIQUID INVESTMENTS. The Fund will not purchase securities for which no readily available market exists or engage in a repurchase agreement maturing in more that seven days if, as a result thereof, more that 10% of the value of the net assets of the Fund would be invested in such securities.

None

(9) REAL ESTATE. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, except that Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

(5) Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests, including limited partnership interests, in oil, gas or other mineral exploration, leasing or development programs.

(10) LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

(6) Lend portfolio securities of value exceeding in the aggregate one-third of the market value of the Fund's total assets less liabilities other than obligations created by these transactions.
(11) INVESTING FOR CONTROL. The Fund will not invest in companies for the purpose of exercising control.	None

(12) OTHER INVESTMENT COMPANIES. The Fund will not invest more that 10% of its total assets in securities of other investment companies. The Fund will not invest more that 5% of its total assets in the securities of any single investment company. The Fund will not hold more that 3% of the outstanding voting stock of any single investment company.

None
  AMOUNT INVESTED IN ONE ISSUER. The Fund will not invest more that 5% of its total assets in the securities of any issuer; provided, however, that there is no limitation with respect to investments and obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.
  VOTING SECURITIES OF ANY ISSUER. The Fund will not purchase more than 10% of the outstanding securities of any issuer.

(7) With respect to 75% of a Fund's total assets, invest more that 5% of the Fund's total assets in any one issuer; and no Fund may own 10% or more of the outstanding voting securities of any one issuer.

(15) #9; SECURITIES OWNED BY AFFILIATES. The Fund will not purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or partners of its Adviser, owning individually more that one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

None
(16) INDUSTRY CONCENTRATION. The Fund will not invest more than 25% of its total assets in any particular industry.	(8) Will not invest 25% or more of the value of its total assets in any particular industry or groups of related industries.

(17) SENIOR SECURITIES. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

(9) Issue senior securities, except insofar as the Funds may be deemed to have issued a senior security in connection with any permitted borrowing.
None	(10) Participate on a joint, or a joint and several, basis in any securities trading account.

EXHIBIT C -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

OW Capital Opportunity Fund
Comparison of: BSR EQUITY FUND	which will reorganize into OW CAPITAL OPPORTUNITY FUND
Objectives:
BSR Equity Fund:	Seeks to provide protection and enhancement of capital, current income and growth of income.
OW Capital Opportunity Fund:	Seeks capital appreciation.
Investment Strategies:
BSR Equity Fund:

The BSR Equity Fund invests primarily in a diversified portfolio of common stock and securities that are convertible into common stock. The Fund invests in industries that the investment adviser believes has the best prospects for providing protection and enhancement of capital. When purchasing these securities, the Fund considers the experience of a company's management, the strength of its financial policies, its competitive position in the market, and the current valuation of the company with respect to its earnings, dividends, assets and long-term opportunities. The Fund may invest in stocks of all capitalizations. Under normal circumstances, the Fund invests:

at least 80% of its net assets in common stocks and securities convertible into common stock;

in securities currently paying dividends and securities not paying dividends but that offer prospects for growth of capital or future income;

The Fund also may invest:

in non-convertible preferred stocks and bonds which are rated at the time of purchase in the 4 highest grades assigned by Moody's or S&P or unrated securities determined by the investment adviser to be of comparable quality;

in foreign issuers that have characteristics and qualities comparable to the kinds of domestic securities in which the Fund invests, and which are listed on a recognized domestic or foreign exchange.

OW Capital Opportunity Fund:

The OW Capital Opportunity Fund invests in a diversified portfolio of large, medium and, to a lesser extent small companies which are traded on a recognized U.S. or Canadian stock exchange. The investment adviser uses a "growth at a reasonable price" style of investing. The investment adviser invests in stocks with relatively high earnings growth which should lead to appreciation in stock price. Under normal circumstances, the Fund seeks to invest in:

U.S. and to a lesser extent, Canadian companies which, have either greater growth potential than is generally recognized and/or an attractive valuation relative to the industry sector or broader market; and

Companies in which the investment adviser believes will be able to increase their rate of growth as a result of a catalyst, such as new products, changes in consumer preferences, new management or changes in the economy.

Portfolio Managers
BSR Equity Fund	Malcolm E. Clarke
OW Capital Opportunity Fund	Yun Jae Chung

OW Fixed Income Fund
Comparison of: BSR FIXED INCOME FUND	Which will reorganize into OW FIXED INCOME FUND
Objectives:
BSR Fixed Income Fund:	seeks to provide a higher and more stable level of income than a money market fund but with more volatility.
OW Fixed Income Fund:	seeks total return (consisting of current income and capital appreciation.)
Investment Strategies:
BSR Fixed Income Fund:

The BSR Fixed Income Fund invests in a diversified portfolio of short and intermediate-term fixed-income securities including U.S. Government obligations, corporate debt obligations, mortgage-backed and asset-backed securities, U.S. Dollar-denominated fixed-income securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks, and money market instruments. Under normal circumstances, the Fund expects to maintain a dollar-weighted average maturity for portfolio securities of between 2 and 5 years. Under normal circumstances, the Fund invests:

at least 80% of its net assets in fixed-income securities with remaining maturities or in the case of mortgage-backed and asset-backed securities, remaining average lives of between 1 and 10 years;

in securities having longer maturities and lower ratings than securities in which a money market fund may invest;

in securities which are rated at the time of purchase within the 4 highest grades assigned by Moody's or S&P or unrated securities determined by the investment adviser to be of comparable quality; and

up to 65% of total assets in a combination of U.S. Government obligations and securities rated at the time of purchase in one of the two highest categories of Moody's or S&P, or unrated securities determined by the investment adviser to be of comparable quality.

OW Fixed Income Fund:

The OW Fixed Income Fund invests in a diversified portfolio of investment grade bonds and notes. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities including corporate, asset-backed, mortgage-backed, and U.S. Government securities. The investment adviser attempts to manage the Fund's total return by lengthening or shortening the average maturity of the Fund's securities according to whether the Adviser expects market interest rates to increase or decline.

Portfolio Managers
BSR Fixed Income Fund	Harold S. Woolley, CFA
OW Fixed Income Fund	Harold S. Woolley, CFA

EXHIBIT D - MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR EACH OF THE OLD WESTBURY FUNDS

OLD WESTBURY CAPITAL OPPORTUNITY FUND
INVESTMENT ADVISOR'S REPORT

        For the twelve month reporting period ended October 31, 2002, the total return of the Capital Opportunity Fund (the "Portfolio") was (6.76%)*, versus a return of (9.14%) for the Russell 2500 Index** for the same period. A more relevant benchmark, the Morgan Stanley Capital International USA (the "MSCI")*** ex-technology sector, returned (13.02%) over the same period.

        Believing that the markets were unlikely to suffer a third down year, investors began moving cautiously into stocks in the first half of 2002. But as the year wore on and the economy did not rebound as expected, what little enthusiasm existed dissipated. Market pessimism was exacerbated by several high profile accounting scandals in mid-summer. Cash flow numbers, generally considered to be impossible to manipulate, were suddenly open to question. Trust in the markets was shaken. By mid-July, sentiment was decidedly negative and the market hit new lows. Stocks moved up in August, but as global economic news and the political environment grew more unsettling, the markets were extremely volatile. As the period drew to a close, doubts about the strength of the economy's recovery coupled with the prospect of war kept any rebound in enthusiasm well in check.

        As a result, the year ending October 31, 2002 was one of the most challenging and difficult equity investors have faced in decades. Over the course of the twelve months, the S&P 500 Index dropped (15.11%); the Russell 2000 (11.57%) and the MSCI Index (13.02%). The period was a discouraging one for even the most conservative investor.

* Past performance is not indicative of future results. The investment return and principal will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

** The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 companies in the Russell 3000 Index, which represents approximately 23% of the total market capitalization of the Russell 3000 Index. Investments cannot be made directly in an index.

*** The Morgan Stanley Capital International USA (the "MSCI") Index ex-technology sector is a standard unman-aged securities index representing major US stock markets, as monitored by Morgan Stanley Capital International. Investments cannot be made directly in an index.

OLD WESTBURY CAPITAL OPPORTUNITY FUND

INVESTMENT ADVISOR'S REPORT

(Continued)

        Given the political situation internationally and the economic environment globally, expectations of a strong rebound in the economy in the very near-term may be somewhat optimistic. Consumers are now starting to save rather than spend. So, while we do expect to see the economy grow in the next year, we believe the pricing power of companies will remain negligible. Thus, the environment ahead is not going to be favorable for every company and will remain very selective. We believe companies with the ability to maintain and build market share will be among the strongest performers. In light of this, our Portfolio remains defensively positioned and focused on those companies with strong balance sheets and compelling competitive advantages. Furthermore, we remain disciplined on valuation. Taking advantage of the decline in prices, we have worked to upgrade the Portfolio by adding names such as Viacom, which had 1.5%* holdings as of October 31, 2002. If and when similar opportunities arise in the months ahead, we expect to continue this effort and add or increase positions in quality "names."

* The composition of the Portfolio is subject to change.

OLD WESTBURY CAPITAL OPPORTUNITY FUND

INVESTMENT ADVISOR'S REPORT

(Concluded)

(GRAPH)

Capital Opportunity
Growth of $10,000 Investment
Inception Date - 2/28/97
As of 10/31/02

Growth of $10,000 Plot Points

Date	Capital Opportunity	Russell 2500
2/28/97	10,000	10,000
10/31/97	11,820	12,002
10/31/98	10,620	11,078
10/31/99	11,300	13,072
10/31/00	14,072	16,114
10/31/01	13,779	14,154
10/31/02	12,848	12,861

Average Annual Total Returns

For the Period Ended October 31, 2002*

Old Westbury Capital Opportunity Fund

One Year (6.76%)

Since Inception (February 28, 1997) 4.52%

Russell 2500 Index

One Year (9.14%)

February 28, 1997 to October 31, 2002 4.54%

        The chart above illustrates the total value of a $10,000 investment from inception, with dividends and capital gains reinvested. The Russell 2500 Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Portfolio. This index is unmanaged.

* Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

OLD WESTBURY FIXED INCOME FUND

INVESTMENT ADVISOR'S REPORT

        The total return for the Old Westbury Fixed Income Fund (the "Portfolio") for the twelve months ended October 31, 2002, was 5.86%* as compared to 5.49% for the Lehman Brothers Government/Credit Total Index** for the same time period.

        Accounting scandals, the global political situation, and the sluggish economy during the year ended October 31, 2002, created one of the most tumultuous investing environments seen in decades-in both the stock and bond markets. Nonetheless, as stock valuations fell, many investors sought shelter in the bond markets. Not surprisingly given the environment, Treasury securities were among the strongest performers over the course of the year. After doing well in the first half of the period, the corporate sector came under fire as accounting practices were called into question. Initially, attention focused on acquisition-oriented companies, but as the weeks wore on, virtually all blue chip names were subjected to some scrutiny. By the end of the summer, the list of high grade corporate securities was considerably shorter than it had been in the spring. The passage of the Sarbanes-Oxley bill in August, which makes certain corporate officials criminally liable for accounting misrepresentations and requires CEOs across the nation to sign off on company financials, also took a toll on the performance of the corporate sector.

* Past performance is not indicative of future results. The investment return and principal will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

** Lehman Brothers Government/Credit Total Index is composed of all bonds that are investment grade-i.e., rated Baa or higher by Moody's Investor Services ("Moody's") or BBB or higher by Standard & Poor's, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. This index is unmanaged, and investments cannot be made directly in an index.

OLD WESTBURY FIXED INCOME FUND

INVESTMENT ADVISOR'S REPORT

(Continued)

        Despite the high drama these scandals generated in the business press, the year was a very good one for our Portfolio. Throughout the period, our emphasis on high quality insulated the Portfolio from much of the market's volatility. The Portfolio held no positions in the telecommunications sector. Moreover, throughout the year, positions in putable corporates (securities designed to capture yield while offering the potential for additional return if long term rates fall) made a solid contribution to performance. Exposures in Treasury inflation protected securities (TIPS) also produced positive returns as real interest rates moved lower.

        Looking ahead, we expect the economic environment to improve gradually-and we don't expect the Federal Reserve to move interest rates higher until the recovery is well under way. Given this, TIPS securities and longer term treasuries should continue to do well. Moreover, as the dust from the accounting scandals settles and the economy firms, the corporate sector should strengthen. That said, our focus remains firmly fixed on quality. As of October 31, 2002, approximately 30% of the Portfolio's assets were invested in corporate securities, 58% in Treasury and agency-related securities with the remainder held in cash and cash equivalents. The average maturity of the Portfolio's holdings was approximately 12 years; the average credit quality was AA.***

*** The composition of the Portfolio is subject to change.

OLD WESTBURY FIXED INCOME FUND

INVESTMENT ADVISOR'S REPORT

(Concluded)

(GRAPH)

Fixed Income
Growth of $10,000 Investment
Inception Date - 3/12/98
As of 10/31/02

Growth of $10,000 Plot Points

Date	Fixed Income	Lehman Brothers Government/Corp.
3/12/98	10,000	10,000
10/31/98	10,930	10,726
10/31/99	10,630	10,655
10/31/00	11,327	11,412
10/31/01	12,844	13,161
10/31/02	13,596	13,881

Average Annual Total Returns

For the Period Ended October 31, 2002*

Old Westbury Fixed Income Fund

One Year 5.86%

Since Inception (March 12, 1998) 6.85%

Lehman Brothers Government/Credit Total Index

One Year 5.49%

March 12, 1998 to October 31, 2002 7.28%

        The chart above illustrates the total value of a $10,000 investment from inception with dividends and capital gains reinvested. The Lehman Brothers Government/Credit Total Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Portfolio. This index is unmanaged.

* Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. Investment return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PART B

STATEMENT OF ADDITIONAL INFORMATION
April 2, 2003

BRUNDAGE, STORY AND ROSE INVESTMENT TRUST
221 EAST FOURTH STREET
CINCINATI, OHIO 45202

May 12, 2003
Special Meeting of the
Shareholders of the

EQUITY FUND
SHORT/INTERMEDIATE TERM FIXED INCOME FUND

Series of Brundage, Story and Rose Investment Trust

        This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated April 2, 2003, for the Special Meeting of Shareholders of the Equity Fund and Short/Intermediate Term Fixed Income Fund, which we refer to as the BSR Funds or the Acquired Funds, to be held on Monday, May 12, 2003. The Combined Proxy Statement/Prospectus may be obtained without charge by writing Brundage, Story and Rose Investment Trust, 221 East Fourth Street, Cincinnati, Ohio 45202 or calling (800) 320-2212 or writing Old Westbury Funds, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 or calling (800) 607-2200. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

Incorporation of Documents by Reference in Statement of Additional Information

        This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.	The SAI for the BSR Equity Fund and the BSR Short/Intermediate Term Fixed Income Fund, dated April 1, 2003.

2.	The SAI for the Old Westbury Capital Opportunity Fund and the Old Westbury Fixed Income Fund, dated February 28, 2003.

3.	Report of Independent Auditors and audited annual report financial statements of the BSR Equity Fund and the BSR Short/Intermediate Term Fixed Income Fund, dated as of November 30, 2002.

4.	(Report of Independent Auditors and audited annual report financial statements of the Old Westbury Capital Opportunity Fund and the Old Westbury Fixed Income Fund, dated as of October 31, 2002.

Table of Contents

General Information

Explanatory Note Regarding Pro-Forma Financial Statements

Pro Forma Financial Statements

Notes to Pro Forma Financial Statements

**THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE PRO FORMA FINANCIAL STATEMENTS AND SCHEDULES.**

General Information

        This SAI relates to the reorganization of the two series of the Brundage, Story and Rose Investment Trust listed below, which we refer to as the BSR Funds or the Acquired Funds, into two series of the Old Westbury Funds listed below, which we refer to as the OWF Funds or Acquiring Funds.

ACQUIRED FUNDS	ACQUIRING FUNDS
BSR Equity Fund	OW Capital Opportunity Fund
BSR Short/Intermediate Term Fixed- Income Fund	OW Fixed Income Fund

        The reorganization of each Acquired Fund will involve the following three steps:

the transfer of the assets and liabilities of the Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

the pro rata distribution of those Acquiring Fund shares to the shareholders of record of the corresponding Acquired Fund as of the effective date of the reorganization in full redemption of those shareholders' shares of the Acquired Fund; and

the liquidation and termination of the Acquired Funds, and the termination of Brundage, Story and Rose Investment Trust as an Ohio business trust and a registered investment company.

        As a result of the Reorganization, shareholders of each Acquired Fund will become a shareholder of the corresponding Acquiring Fund having the same total value of shares as the shares of the Acquired Fund that they held immediately before the Reorganization. If the shareholders of one Acquired Fund do not approve the Reorganization, that Fund will not participate in the Reorganization. In such a case, both the Acquired Fund and Brundage, Story and Rose Investment Trust will continue their operations beyond the date of the Reorganization, and the Board of Trustees of Brundage, Story and Rose Investment Trust will consider what further action is appropriate.

        For further information about the transaction, see the Combined Proxy Statement/Prospectus, also dated April 2, 2003.

Pro Forma Financial Statements

Explanatory Note

        Pro forma financial statements for the BSR Equity Fund/OW Capital Opportunity Fund Reorganization are not included because as of December 15, 2002, the assets of the BSR Equity Fund constituted less than 10% of the assets of the OW Capital Opportunity Fund.

Old Westbury Funds, Inc./BSR Funds Merger
Financial Statements as of and for the Fiscal Year Ended October 31, 2002
Statement of Assets and Liabilities	OW Fixed Income	BSR	Pro Forma Adjustments	OW Fixed Income Fund Pro-forma
ASSETS
Investments, at value	$ 53,511,415	$ 31,100,571		$ 84,611,986
Cash	56	106,843		106,899
Accrued income receivable	761,415	588,135		1,349,550
Receivable for investments sold		416		416
Prepaid expenses and other	884	12,086		12,970
Total Assets	$ 54,273,770	$ 31,808,051		$ 86,081,821
LIABILITIES:
Payable for fund shares redeemed	2,500			2,500
Distribution payable		121,091		121,091
Accrued expenses:
Advisory	19,815	1,078		20,893
Administration	4,480	10,717		15,197
12b-1	11,135			11,135
Custody	6,681	10,529		17,210
Other	16,794	31,426		48,220
Total Liabilities	61,408	174,841		236,246
TOTAL NET ASSETS	$ 54,212,365	$ 31,633,210		$ 85,845,575
Net assets consist of:
Paid-in capital	$ 50,781,400	$ 30,590,077	$ 1,043,1331	$ 82,414,610
Undistributed net investment income (loss)	807,824			807,824
Accumulated net realized gains	(182,431)	(1,035,282)	1,035,2822	(182,431)
Net unrealized appreciation (depreciation) of investments	$ 2,805,572	$ 2,078,415	(2,078,415)3	2,805,572
TOTAL NET ASSETS	$ 54,212,365	$ 31,633,210		$ 85,845,575
Computation of Net Asset Value and Offering Price Per Share
Net Assets	54,212,365	31,633,210
Shares of capital stock outstanding	4,864,821	2,863,316	(23,710)4	7,704,427
Net Asset Value Per Share and				$ 11.14
Maximum Offering Price Per Share	$ 11.14	$ 11.05
Cost of investments	$ 50,705,843	$ 29,022,156	(2,078,415)3	$ 81,806,414

1 Accumulated net realized loss plus unrealized appreciation of BSR Fixed Income Fund immediately prior to reorganization.

2 Accumulated net realized loss of BSR Fixed Income Fund immediately prior to reorganization.

3 Net unrealized appreciation of investments of BSR Fixed Income Fund at 10/31/02.

4 Assumes $31,633,210 of Net Assets from BSR contributed to OW on 10/31/02 at an NAV of $11.14 per share which translates into 2,839,606 shares of OW issued to BSR shareholders in connection with merger.

THE ACCOMPANY NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See pages B-12 to B-13.

Old Westbury Funds, Inc./BSR Funds Merger
Financial Statements as of and for the Fiscal Year Ended October 31, 2002
Statement of Operations	OW Fixed Income	BSR Fixed Income	Pro Forma Adjustments	OW Fixed Income Fund Pro-forma
REVENUE
Interest	$ 2,154,245	$ 1,819,983		$ 3,974,228
Dividends	26,795			26,795
Repurchase agreements		9,929	(9,929)
	2,181,040	1,829,912	(9,929)	4,001,023
EXPENSES:
Advisory	190,739	160,101	35,465 1	386,305	1
Custody	63,580	42,578	22,610 1	128,768	1
Administration	42,489	64,040	(21,029) 1	85,500	1
12b-1	105,966	250	108,398 1	214,614	1
Registration	13,436	15,493	(8,929) 2	20,000
Insurance	5,205	11,964	(9,169) 2	8,000
Printing and Postage	1,895	12,612	(11,507) 2	3,000
Legal	4,793	9,070	1,737 2	15,600
Audit	12,900	17,642	(19,042) 2	11,500
Transfer agent	-	20,988	(13,988) 2	7,000
Directors	31,736	16,500	(16,236) 2	32,000
Other	5,429	7,378	(6,807) 2	6,000
Total Expenses	478,168	378,616	61,503	918,287
Waivers of advisory fee (incl. reimb.)	(32,821)	(170,510)	186,423 1	(16,908)	1
NET EXPENSES	445,347	208,106	247,926	901,379
Net investment income(loss)	1,735,693	1,621,806	$(257,855)	$ 3,099,644

Net Realized and Unrealized Gains/(Losses):
Net realized gains/(losses)	116,123	2,548
Net change in unrealized appreciation/ (depreciation) on investments	1,156,310	(140,692)
Net Realized and Unrealized Gains/(Losses)	1,272,433	(138,144)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$ 3,008,126	$ 1,483,662

_____________________________

1 Annual expenses based on 10/31/02 asset levels immediately after merger.

2 Estimated savings on ongoing fixed expenses as a result of the merger.

THE ACCOMPANY NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See pages B-12 to B-13.

Old Westbury Funds, Inc./BSR Funds Merger
Portfolio Holdings at October 31, 2002 (Note 1)
Principal						Market Value
OW Fixed Income Fund	BSR Fixed Income Plus Fund	OW Fixed Income Fund Pro Forma	Security Name	Coupon	Maturity	OW Fixed Income	BSR Fixed Income	OW Fixed Income Fund Pro-forma
$ 200,000		$ 200,000	BP Canada Energy Co.	6.750%	2/15/05	$ 217,424		$ 217,414
500,000		500,000	Associates Corp., NA	6.875%	8/1/03	519,431		519,431
	$ 1,000,000	1,000,000	Bank of America Corp.	7.800%	5/15/10		$ 1,177,755	1,177,755
400,000		400,000	Chevrontexaco Corp.	6.625%	10/1/04	432,556		432,556
230,067		230,067	Chevrontexaco Corp.	8.110%	12/1/04	245,651		245,651
600,000		600,000	Coca-Cola Enterprises	6.700%	10/15/36	640,038		640,038
500,000		500,000	Coca-Cola Enterprises	7.000%	10/1/26	558,831		558,831
225,000		225,000	Connecticut State Go Taxable Series A	5.890%	11/1/02	225,000		225,000
	285,462	285,462	Dailmer Chrysler Auto Trust	7.530%	5/10/04		287,486	287,486

20,000		20,000	Detroit Edison Co., Series C Mtn	7.400%	1/15/03	20,190		20,190
150,000		150,000	Deutsche Ausgleichsbank	5.125%	9/22/03	154,509		154,509
850,000		850,000	Eaton Corp.	6.500%	6/1/25	924,591		924,591
200,000		200,000	Federal Home Loan Banks	3.875%	12/15/02	207,932		207,932
500,000		500,000	Federal Home Loan Banks	7.125%	2/15/05	555,140		555,140
815,000		815,000	Federal Home Loan Banks	5.375%	2/15/05	873,201		873,201
500,000		500,000	Federal Home Loan Banks	4.375%	2/15/05	525,289		525,289
100,000		100,000	Federal Home Loan Banks	7.590%	3/10/05	112,335		112,335
	600,000	600,000	Federal Home Loan Banks	4.125%	5/13/05		627,132	627,132
400,000	1,000,000	1,400,000	Federal Home Loan Banks	5.375%	5/15/06	434,508	1,086,271	1,520,779
900,000		900,000	Federal Home Loan Banks	4.750%	5/15/06	958,818		958,818
395,000		395,000	Federal Home Loan Banks	5.250%	8/15/06	428,905		428,905
1,425,000		1,425,000	Federal Home Loan Banks	4.875%	11/15/06	1,528,533		1,528,533
2,225,000	700,000	2,925,000	Federal Home Loan Banks	4.875%	5/15/07	2,383,035	749,719	3,132,754
2,500,000		2,500,000	Federal Home Loan Banks	3.750%	8/15/07	2,554,673		2,554,673
	1,000,000	1,000,000	Federal Home Loan Mortgage Corp.	5.750%	7/15/98		1,029,292	1,029,292
	13,695	13,695	Federal Home Loan Mortgage Corp.	7.500%	5/1/05		14,220	14,220
106,000		106,000	Fannie Mae	5.125%	2/13/04	110,774		110,774
	1,500,000	1,500,000	Fannie Mae	5.625%	5/15/04		1,588,884	1,588,884
	400,000	400,000	Fannie Mae	5.750%	6/15/05		435,858	435,858
	8,711	8,711	Fannie Mae	8.000%	9/1/06		9,187	9,187
	2,000,000	2,000,000	Fannie Mae	7.250%	1/15/10		2,399,838	2,399,838
	134,367	134,367	Fannie Mae	7.500%	8/1/25		143,055	143,055

500,000		500,000	General Electric Capital Corp. SA	4.250%	1/28/05	517,455		517,455

800,000		800,000	General Electric Capital Corp. SA	7.250%	5/3/04	860,370		860,370

550,000		550,000	General Motors Acceptance Corp.	6.380%	1/30/04	554,370		554,370

	1,350,000	1,350,000	General Motors Acceptance Corp.	7.625%	6/15/04		1,388,196	1,388,196
500,000		500,000	General Motors Acceptance Corp.	6.750%	1/15/06	495,311		495,311
	741,096	741,096	Gov't National Mortgage Association	8.500%	10/15/17		800,615	800,615
	4,928	4,928	Gov't National Mortgage Association	9.000%	2/15/20		5,400	5,400
500,000		500,000	Hertz Corp.	6.300%	11/15/06	499,770		499,770
	1,300,000	1,300,000	Household Finance Corp.	8.000%	5/9/05		1,222,342	1,222,342
1,100,000	500,000	1,600,000	IBM Corp.	6.220%	8/1/27	1,175,499	534,318	1,709,817
475,000		475,000	Illinois Power	6.750%	3/15/05	418,000		418,000

70,000	800,000	870,000	Ingersoll-Rand Co. Series B Mtn	6.015%	2/15/28	71,275	814,572	885,847
975,000		975,000	Ingersoll-Rand Co.	6.390%	11/15/27	1,046,059		1,046,059

100,000		100,000	Int'l Bank for Reconstrustion & Development	7.000%	1/27/05	110,679		110,679
390,000		390,000	John Deere Capital Corp.	5.125%	10/19/06	409,974		409,974
130,000		130,000	Kaiser Foundation Hospital	9.550%	7/15/05	148,456		148,456

			Kansas City Planned Industrial Expansion Authority Lease Revenie Bond, City Market Project
945,000		945,000	Taxable	10.200%	11/1/14	963,900		963,900
	252,000	252,000	National Rural Utilities	5.750%	11/1/08		267,275	267,275
780,000		780,000	Oklahoma Gas & Electric	6.500%	7/15/17	832,621		832,621
400,000	370,000	770,000	Oklahoma Gas & Electric	6.650%	7/15/27	443,431	410,174	853,605
50,000		50,000	Private Export Funding	6.900%	1/31/03	50,662		50,662
300,000		300,000	Private Export Funding	7.030%	10/31/03	316,298		316,298
350,000		350,000	Private Export Funding	6.620%	10/1/05	390,142		390,142
300,000		300,000	Private Export Funding	5.340%	3/15/06	325,176		325,176
500,000		500,000	Private Export Funding	7.950%	11/1/06	557,839		557,839
	1,000,000	1,000,000	Salomon Smith Barney Holdings, Inc.	6.625%	11/15/03		1,049,422	1,049,422
	350,000	350,000	Simon Proprty Group, Inc.	6.625%	6/15/03		358,615	358,615
500,000		500,000	State Street Corp.	7.350%	6/15/26	570,417		570,417
500,000		500,000	Swedish Export Credit Corp.	8.250%	1/15/23	522,621		522,621
600,000		600,000	Tennessee Valley Authority	5.980%	4/1/36	676,403		676,403
1,000,000		1,000,000	Tennessee Valley Authority	5.880%	4/1/36	1,125,693		1,125,693
3,550,000	500,000	4,050,000	Tennessee Valley Authority	4.875%	12/15/16	3,829,350	539,345	4,368,695
50,000		50,000	Texas State Go Taxable	7.125%	12/1/03	52,726		52,726
320,000		320,000	Texas State Go Taxable	6.150%	12/1/06	357,040		357,040

1,373,329		1,373,329	3M Employee Stock Owner S144A	5.620%	7/15/09	1,475,793		1,475,793
1,000,000		1,000,000	Time Warner Inc.	6.850%	1/15/26	1,005,373		1,005,373
	500,000	500,000	U.S. Treasury Bonds	5.900%	3/3/09		556,501	556,501
300,000		300,000	U.S. Treasury Bonds	5.375%	2/15/31	316,652		316,652
6,200,000		6,200,000	U.S. Treasury Bonds	6.000%	2/15/26	6,931,408		6,931,408
2,137,632		2,137,632	U.S. Treasury Bonds	3.375%	4/15/32	2,319,331		2,319,331
	1,000,000	1,000,000	U.S. Treasury Inflation Index	4.250%	1/15/10		1,128,906	1,128,906
570,972		570,972	U.S. Treasury Notes	3.500%	1/15/11	620,486		620,486
	500,000	500,000	U.S. Treasury Inflation Index	3.000%	7/15/12		525,703	525,703
502,450		502,450	U.S. Treasury Notes	3.000%	7/15/12	528,279		528,279
	1,000,000	1,000,000	U.S. Treasury Notes	5.500%	5/31/03		1,023,806	1,023,806
	1,400,000	1,400,000	U.S. Treasury Notes	5.750%	8/15/03		1,448,034	1,448,034
1,025,000		1,025,000	U.S. Treasury Notes	5.750%	11/15/05	1,133,466		1,133,466
	500,000	500,000	U.S. Treasury Notes	6.875%	5/15/06		576,244	576,244
	2,300,000	2,300,000	U.S. Treasury Notes	7.000%	7/15/06		2,671,123	2,671,123
925,000		925,000	U.S. Treasury Notes	6.500%	10/15/06	1,063,497		1,063,497
	1,900,000	1,900,000	U.S. Treasury Notes	6.125%	8/15/07		2,184,871	2,184,871
	2,250,000	2,250,000	U.S. Treasury Notes	4.750%	11/15/08		2,443,887	2,443,887
	500,000	500,000	U.S. Treasury Notes	5.750%	8/15/10		570,957	570,957
700,000		700,000	U.S. Treasury Notes	5.000%	2/15/11	763,390		763,390
600,000	750,000	1,350,000	Union Carbide Corp.	6.790%	6/1/25	604,454	755,568	1,360,022
159,518		159,518	Wal-Mart Stores Series 94B1	8.450%	7/1/04	167,311		167,311
727,656		727,656	Wal-Mart Stores Series 92A1	7.490%	6/21/07	812,974		812,974
3,836,100		3,836,100	SEI Daily Income Gov't II Portfolio			3,836,100		3,836,100
	276,000	276,000	Repurchase Agreements	1.320%	11/1/02		276,000	276,000
$50,033,724	$ 28,686,259	$ 78,719,983				$ 53,511,415	$ 31,100,571	$ 84,611,986

(1) It is not expected that any of these securities will have to be sold as a result of the Reorganization.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. SEE PAGES B-12 THRU B-13.

Notes to Pro Forma Financial Statements (Unaudited)

1.) Basis of Combination

        The accompanying unaudited Pro Forma Combined Portfolio of Investments, Statements of Assets and Liabilities and the Statement of Operations reflect the financial position and projected net investment income of the OW Fixed Income Fund immediately after the reorganization if such reorganization were to take place as of October 31, 2002.

        The OW Fixed Income Fund will be the accounting survivor and the legal survivor of the BSR Fixed Income Fund/OW Fixed Income Fund reorganization.

        Bessemer Investment Management LLC has agreed to pay all expenses of the Reorganization so neither the OW Funds' nor BSR Funds' shareholders will bear any of these costs.

        The historical tax cost of the investment securities in the BSR Fixed Income Fund will be carried forward to the surviving entity.

        The pro forma financial statements have been prepared utilizing proposed fee data and historical data of the OW Fixed Income Fund.

        The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the OW Fixed Income Fund.

        Pro forma adjusted annual investment advisory fee rates used for the OW Fixed Income Fund is 0.45%.

        Pro forma adjusted administration fees were computed based on the combined average daily net assets of the Old Westbury Funds, Inc. at the following rate: 0.12% of the first $450 million, 0.10% on the next $300 million and 0.075% on the balance. The amount allocated to the OW Fixed Income was based on the percentage of its net assets to the total net assets of Old Westbury Funds, Inc.

        Pro forma adjusted transfer agency fees were calculated on a per shareholder account basis.

        Pro forma adjusted custody fees were computed based on an annual rate of 0.15% of the average daily net assets of the OW Fixed Income Fund.

        Pro forma shareholder servicing fees were computed based on the annual rate of 0.25% of the average daily net assets of the OW Fixed Income Fund.

        The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

        The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.) Portfolio Valuation

        Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses and SAIs.

3.) Investment Objectives and Policies

        The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of the Funds.

        It is not expected, however, that any of the portfolio securities will have to be sold as a result of the Reorganization.

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION.

        Under the terms of the Articles of Incorporation of the Old Westbury Funds, Inc., incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant's Directors, officers, employees and agents. The following sections of Article Ninth provide as follows:

        NINTH: (1) The Corporation shall indemnify (i) its current acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extend permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or by By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

        (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder which respect to any act or omission occurring prior to such amendment or repeal.

Item 16. EXHIBITS.

        All references to the "Registration Statement" in the following list of Exhibits refer to the Registration Statement on Form N-1A (File Nos. 333-66528; 811-07192) of Old Westbury Funds, Inc. (the "Registrant").

Exhibit Number	Description
(1)(a)	Articles of Incorporation of the Registrant, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on October 5, 1993.
(b)	Articles Supplementary of the Registrant, Amendment 1, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on February 29, 2000.
(c)	Articles Supplementary of the Registrant, Amendment 2, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on February 29, 2000.
(d)	Articles Supplementary of the Registrant, Amendment 3, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on February 29, 2000.
(2)	Copy of By-Laws of the Registrant, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on February 28, 1996.
(3)	Not Applicable.
(4)	Form of Agreement and Plan of Reorganization, is incorporated by reference to Registration Statement on Form N-14 filed on January 2, 2003.
(5)	Not Applicable.
(6)(a)

Investment Advisory Contract between the Registrant, on behalf of the International Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement filed on February 28, 1996.

(b)

Amended and Restated Investment Advisory Contract between the Registrant, on behalf of the Capital Opportunity Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(c)

Investment Advisory Contract between the Registrant, on behalf of the Core Equities Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement field on February 25, 1998.

(d)

Investment Advisory Contract between Registrant, on behalf of the Fixed Income Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on February 25, 1998.

(e)

Investment Advisory Contract between the Registrant, on behalf of the Municipal Bond Fund, and Bessemer Trust Company, N.A., is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on February 25, 1998.

(f)

Assumption Agreement between the Registrant, Bessemer Investment Management LLC and Bessemer Trust Company and Investment Advisory Contracts Appended thereto, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on January 29, 2002.

(g)

Sub-Advisory Agreement between Bessemer Investment Management LLC and Bessemer Group U.K. with respect to the International Fund, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on January 29, 2002.

(7)(a)

Distribution Agreement between Registrant, on behalf of Old Westbury Core Equities Fund, and BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(b)

Distribution Agreement between Registrant, on behalf of Old Westbury Capital Opportunity Fund, and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(c)

Distribution Agreement between Registrant, on behalf of Old Westbury International Fund, and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(d)

Distribution Agreement between Registrant, on behalf of Old Westbury Fixed Income Fund, and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(e)

Distribution Agreement between Registrant, on behalf of Old Westbury Municipal Bond Fund, and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, dated September 1, 2000, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(8)	Not Applicable.
(9)(a)	Custody Agreement between Registrant and Bessemer Trust Company, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed on October 5, 1993.
(10)(a)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of Core Equities Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(b)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of Capital Opportunity Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(c)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of the International Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(d)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of the Fixed Income Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(e)

Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of Municipal Bond Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, is incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.

(11)	Opinion and Consent of Counsel - Morrison & Foerster LLP, is incorporated by reference to Registration Statement on Form N-14 filed on January 2, 2003.
(12)	See Item 17(3) of this Part C.
(13)(a)

Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated September 19, 2000, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed on February 28, 2001.

13(b)

Transfer Agency and Service Agreement between Registrant and BISYS Fund Services Ohio, Inc., is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed on February 29, 2000.

(14)(a)	Consent of Independent Auditors of the BSR Funds - Ernst & Young, LLP filed herewith.
(14)(b)	Consent of Independent Auditors of the Old Westbury Funds, Inc. - Deloitte & Touche LLP, is incorporated by reference to Registration Statement on Form N-14 filed on January 2, 2003.
(15)	Not Applicable.
(16)	Powers of Attorney, are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed February 28, 2001.
(17)	Form of Proxy Ballot, filed herewith.

ITEM 17. UNDERTAKINGS.

(1)

Old Westbury Funds, Inc. agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio on the 1st day of April, 2003.

OLD WESTBURY FUNDS, INC.

By: /s/ Walter B. Grimm
Walter B. Grimm
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 1st day of April, 2003.

SIGNATURES	TITLE
/s/ Walter B. Grimm Walter B. Grimm	President
/s/ Joel B. Engle Joel B. Engle	Principal Financial and Accounting Officer
A Majority of the Trustees*
Howard D. Graves*	Director
Robert M. Kaufman*	Director
Eugene P. Beard*	Director
John R. Whitmore*	Director
*By: /s/ Curtis Barnes
Curtis Barnes
(Attorney-in-Fact)

N-14 Exhibit Index

Exhibit Number	Description
14(a)	Independent Auditors' Consent - Ernst and Young, LLP
17	Form of Proxy Ballot.

Exhibit 14(a)

                                              INDEPENDENT AUDITORS' CONSENT
|
We consent to the reference to our firm under the caption "Financial Statements and Experts" and "Other Principal Service Providers" in the Combined Proxy Statement/Prospectus on Form N-14 filed by Brundage, Story and Rose Investment Trust and Old Westbury Funds, Inc. in connection with the proposed reorganization of the Brundage, Story and Rose Equity Fund and the Brundage, Story and Rose Short/Intermediate Term Fixed-Income Fund, series of the Brundage, Story and Rose Investment Trust, into the Old Westbury Capital Opportunity Fund and Old Westbury Fixed Income Fund, and to the incorporation by reference of our report dated December 27, 2002, with respect to each of the portfolios of the Brundage, Story and Rose Investment Trust in this Registration Statement (Form N-14) dated April 1, 2003.

ERNST AND YOUNG, LLP
/s/ Ernst and Young, LLP Cincinnati, Ohio March 31, 2003

Exhibit 17

PROXY CARD

Brundage, Story and Rose Investment Trust

Special Meeting of Shareholders

May 12, 2003

The undersigned hereby appoints each of Daniel J. Simonson and Frank L. Newbauer, as proxy, with the power to appoint his (or her) substitute, and hereby authorizes him (or her) to represent and to vote, as designated below, all shares of the Brundage, Story and Rose Investment Trust (the "BSR Trust") held of record by the undersigned on March 17, 2003 or any adjournment thereof.

You are encouraged to specify your choices by marking the appropriate boxes BELOW. If you do not mark any boxes, your Proxy will be voted in accordance with the Board of Trustees' recommendations. Please sign, date and return this card.

This proxy is solicited by the Board of Trustees of the BSR Trust. The Board of Trustees recommends a vote FOR the proposal.

Please mark your votes as in this example. X
Proposal	For	Against	Abstain

1. Proposal to approve an Agreement and Plan of Reorganization between Old Westbury Funds, Inc. ("Old Westbury Funds") and Brundage, Story and Rose Investment Trust (the "BSR Funds") providing for the transfer of the assets and liabilities of the BSR Funds in exchange for the shares of the Old Westbury Funds, as described in the accompanying Combined Proxy Statement/Prospectus.

	__	__	__
2. To transact such other business as may properly come before the Special Meeting, or any adjournment thereof.	__	__	__

This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1. By signing and dating the lower portion of this Proxy Card, you authorize the proxies to vote the Proposal as marked, or if not marked to vote FOR the Proposal, and to take their discretion to vote any other matter as may properly come before the Special Meeting. If you do not intend to personally attend the Special Meeting, please complete and mail this Proxy Card at one in the enclosed envelope.

Signature Date Signature Date

NOTE: Please sign your name exactly as your shareholder name or names appear on the account. This will authorize the voting of your shares as indicated. Where shares are registered with joint owners, all joint owners should sign. Persons signing as executors, administrators, trustees, etc. should so indicate.

For your convenience, you may vote by returning the proxy ballot in the enclosed postage-paid envelope.